                                                                                                     File No. 333- 113343

As filed on April 12, 2004

                                                U.S. SECURITIES AND EXCHANGE COMMISSION

                                                         Washington, DC 20549

                                                               FORM N-14
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                     Pre-Effective Amendment No. 1
                                                   Post-Effective Amendment No. |_|
                                                   (Check appropriate box or boxes)

                                                        American Skandia Trust
                                          (Exact Name of Registrant as Specified in Charter)

                                                            (203) 926-1888
                                                   (Area Code and Telephone Number)

                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Address of Principal Executive Offices:
                                                (Number, Street, City, State, Zip Code)

                                                       Edward P. Macdonald, Esq.
                                              Assistant Secretary, American Skandia Trust
                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Name and Address of Agent for Service:
                                             (Number and Street) (City) (State) (Zip Code)

                                                              Copies to:

                                                          Chris Palmer, Esq.
                                                            Shea & Gardner
                                                     1800 Massachusetts Avenue, NW
                                                        Washington, D.C. 20036

                                       Approximate Date of Proposed Public Offering: As soon as
                                    practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON APRIL 5, 2004, PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS
AMENDED.

   Title of the securities being registered: Shares of beneficial interest of the AST Goldman Sachs Concentrated Growth Portfolio of
   American Skandia Trust. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940,
                                                              as amended.

                                                                                                                 American Skandia Life
                                                                                                                 Assurance Corporation
                                                                                                                   One Corporate Drive
                                                                                                                          P.O. Box 883
                                                                                                                Shelton, CT 06484-0883
                                                                                                              Telephone (203) 926-1888
                                                                                                                    Fax (203) 929-8071

April 6, 2004

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who beneficially  owns shares of the AST
DeAM Large-Cap  Growth Portfolio ("DeAM  Portfolio") of American  Skandia Trust (the "Trust"),  you are cordially  invited to a special meeting of the shareholders of the DeAM Portfolio to be held at the offices of ASLAC, One Corporate  Drive,  Shelton,  CT, on April 27,
2004 at 10:00 a.m.

The special  meeting is very important to the future of the DeAM Portfolio.  At the special  meeting,  shareholders  are being asked to approve or disapprove, as more fully described in the attached  Prospectus/Proxy  Statement, a Plan of Reorganization that would result in shares of the DeAM  Portfolio  that you  beneficially  own being  exchanged for those of the AST Goldman Sachs  Concentrated  Growth
Portfolio of the Trust ("Goldman Sachs  Portfolio" and,  together with DeAM  Portfolio,  the  "Portfolios").  The Trustees of the Trust
unanimously  recommend that you consider and approve this proposal.  If the  shareholders  of the DeAM Portfolio  approve the proposal, you will  beneficially  own shares of the Goldman Sachs Portfolio equal in value to your investment in the DeAM Portfolio.  You will no longer own shares of the DeAM Portfolio, and the DeAM Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment Services,  Incorporated and Prudential Investments LLC, the Portfolios'  investment managers,  believe that combining the assets of the Portfolios is appropriate  and that the single,  larger fund that would result from the  transaction may be able to benefit from reduced  trading  costs and  increased  operational  efficiencies,  leading to reductions in the expenses that are borne by shareholders for the operation of the DeAM Portfolio.

Your  vote is  important  no  matter  how  large or small  your  holdings  are.  We urge  you to read the  Prospectus/Proxy  Statement thoroughly and to indicate your voting  instructions  on the enclosed  Proxy Card(s),  date and sign it, and return it promptly in the envelope  provided  to be received by  American  Skandia on or before the close of  business  on April 26,  2004.  The shares that you beneficially  own will be voted in accordance  with  instructions  received by that date.  All shares of the DeAM  Portfolio for which instructions  are not  received  will be voted in the same  proportion  as the votes  cast by  contract  owners  on the  proxy  issues presented.

Any  questions  or  concerns  you may  have  regarding  the  special  meeting  or the  proxy  should  be  directed  to your  financial representative.

Sincerely,

David R. Odenath, Jr.
President and Chief Executive Officer
American Skandia Life Assurance Corporation

                                                   SPECIAL MEETING OF SHAREHOLDERS
                                              OF THE AST DeAM LARGE-CAP GROWTH PORTFOLIO
                                                                  OF
                                                        AMERICAN SKANDIA TRUST

                                                              To be held
                                                            April 27, 2004

To the Shareholders of the AST DeAM Large-Cap Growth Portfolio of American Skandia Trust:

         Notice is hereby given that a Special Meeting of Shareholders of the AST DeAM Large-Cap Growth  Portfolio  ("DeAM  Portfolio")
of American Skandia Trust (the "Trust"),  will be held at One Corporate Drive,  Shelton,  Connecticut  06484 on April 27, 2004 at 10:00
a.m. Eastern Time, or at such adjourned time as may be necessary to vote (the "Meeting"), for the following purposes:

         I.       To  approve  a Plan of  Reorganization  of the  Trust on  behalf  of the DeAM  Portfolio  and the AST  Goldman  Sachs
Concentrated  Growth Portfolio of the Trust ("Goldman Sachs Portfolio"),  that provides for the acquisition of substantially all of the assets of Goldman Sachs Portfolio in exchange for shares of the DeAM  Portfolio,  the  distribution of such shares to the  shareholders of the DeAM Portfolio, and the complete liquidation and dissolution of the DeAM Portfolio.

II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice.  The Board of Trustees has fixed the close of business on March 2, 2004 as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, and only holders of record of shares at the close of business on that date are entitled to notice of, and to vote at, the Meeting.  Each share of the DeAM Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited to attend the Meeting.  If you do not expect to attend,  you are  requested to complete,  date and sign the  enclosed  form of proxy and return it  promptly  in the  envelope  provided  for that  purpose.  Alternatively,  you may vote electronically  as  described  in the  Prospectus/Proxy  Statement.  The  enclosed  proxy is being  solicited on behalf of the Board of
Trustees.

YOUR  VOTE IS  IMPORTANT.  IN  ORDER TO AVOID  THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE  YOU TO  INDICATE  VOTING
INSTRUCTIONS ON THE ENCLOSED  PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL
YOUR HOLDINGS MAY BE. YOU MAY REVOKE IT AT ANY TIME PRIOR TO ITS USE. BY APPEARING AT A MEETING,  AND  REQUESTING  REVOCATION  PRIOR TO
THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

By order of the Board of Trustees

Edward P. Macdonald
Assistant Secretary
American Skandia Trust

April 6, 2004

                                                      prospectus/proxy statement
                                                           TABLE OF CONTENTS

                                                                                                               Page
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         Exhibit B - Prospectus for the AST DeAM Large-Cap Growth Portfolio and the
                  AST Goldman Sachs Concentrated Growth Portfolio dated May 1, 2003.....................(enclosed)
         Exhibit C - AST Annual Report to Shareholders for fiscal year ended
                  December 31, 2003.....................................................................(enclosed)

                                                        AMERICAN SKANDIA TRUST
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                      PROSPECTUS/PROXY STATEMENT
                                                          Dated April 6, 2004

                                                   Acquisition of the Assets of the

                                                  AST DeAM Large-Cap Growth Portfolio

                         By and in exchange for shares of the AST Goldman Sachs Concentrated Growth Portfolio

         This  Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting") of shareholders of the AST
DeAM  Large-Cap  Growth  Portfolio (the "DeAM  Portfolio"),  a series of American  Skandia Trust (the "Trust"),  called by the Trust to approve or disapprove a Plan of  Reorganization  (the "Plan").  If  shareholders  of the DeAM  Portfolio  vote to approve the Plan, you will receive shares of the AST Goldman Sachs  Concentrated  Growth Portfolio (the "Goldman Sachs Portfolio" and, together with the DeAM
Portfolio,  each, a "Portfolio"  and  collectively,  the  "Portfolios"),  a series of the Trust,  equal in value to your  investment in shares of the DeAM  Portfolio,  as  provided  in the Plan and  described  at greater  length  below.  The DeAM  Portfolio  will then be liquidated and dissolved.

         The Meeting will be held at One Corporate  Drive,  Shelton,  Connecticut  06484 on April 27, 2004 at 10:00 a.m.  Eastern time.
The Board of Trustees of the Trust is soliciting these proxies on behalf of the DeAM Portfolio.  This  Prospectus/Proxy  Statement will first be sent to shareholders on or about April 9, 2004.

         The Trust serves primarily as an underlying  mutual fund for variable annuity  contracts and variable life insurance  policies
("variable insurance products") issued by life insurance companies  ("Participating  Insurance Companies"),  including American Skandia
Life Assurance  Corporation  ("ASLAC"),  an affiliate of American  Skandia  Investment  Services,  Inc.  ("ASISI").  ASLAC holds assets invested  in these  contracts  and  policies  in various  variable  accounts,  each of which is  divided  into  sub-accounts  investing exclusively  in a mutual fund or in a portfolio  of a mutual fund.  Therefore,  variable  annuity  contract  owners and  variable  life insurance policy holders  ("Contractowners")  who have allocated their account values to applicable  sub-accounts of the ASLAC Variable
Account B are  indirectly  invested  in the DeAM  Portfolio  through  their  contracts  or  policies  and  should  consider  themselves shareholders  of the DeAM Portfolio for purposes of this  Prospectus/Proxy  Statement.  ASLAC is required to offer  Contractowners  the opportunity  to instruct  it, as owner of record of shares held in the DeAM  Portfolio by its  separate  accounts,  as to how it should vote on the Plan at the Meeting and at any adjournments thereof.

         The  investment  objectives of the  Portfolios  are  comparable.  The  investment  objective of the DeAM  Portfolio is to seek maximum growth of capital by investing  primarily in the growth stocks of larger  companies.  The  investment  objective of the Goldman
Sachs Portfolio is to seek growth of capital in a manner consistent with the preservation of capital.

         This  Prospectus/Proxy  Statement  gives the  information  about the  proposed  reorganization  and  issuance of shares of the
Goldman Sachs  Portfolio  that you should know before  investing.  You should retain it for future  reference.  Additional  information about the Goldman Sachs Portfolio and the proposed  reorganization  has been filed with the Securities and Exchange  Commission ("SEC")
and can be found in the following documents:

|_|      The Prospectus for the Portfolios  dated May 1, 2003 is  incorporated  herein by reference and is included with and considered a part of this Prospectus/Proxy Statement.

|_|      The Trust's  Annual Report to  Shareholders  for the fiscal year ended on December 31, 2003 is included with and  considered a part of this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other  documents  related to the Trust without charge by calling 1-800-752-6342 or by writing to the Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy  Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed by, any bank,  and are not insured by the
Federal Deposit Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks,  including the possible loss of principal.

SUMMARY

         This is only a summary  of  certain  information  contained  in this  Prospectus/Proxy  Statement.  You  should  read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (attached as Exhibit B).

The Proposal

         You are being  asked to  consider  and  approve a Plan of  Reorganization  that will  have the  effect of  combining  the DeAM
Portfolio and the Goldman Sachs  Portfolio into a single mutual fund. If  shareholders  of the DeAM Portfolio vote to approve the Plan, the assets of the DeAM Portfolio  will be  transferred  to the Goldman Sachs  Portfolio in exchange for a then equal value of shares of the Goldman  Sachs  Portfolio.  Shareholders  of the DeAM  Portfolio  will have their shares  exchanged for shares of the Goldman Sachs
Portfolio of equal  dollar  value based upon the value of the shares at the time the DeAM  Portfolio's  assets are  transferred  to the
Goldman  Sachs  Portfolio.  After the  transfer of assets and  exchange  of shares  have been  completed,  the DeAM  Portfolio  will be liquidated and dissolved.  The proposed  reorganization is referred to in this  Prospectus/Proxy  Statement as the  "Transaction." As a
result of the  Transaction,  you will cease to be a shareholder  of the DeAM  Portfolio  and will become a  shareholder  of the Goldman
Sachs Portfolio.

         For the reasons set forth in the  "Reasons for the  Transaction"  section,  the Board of Trustees of the Trust has  determined that the  Transaction  is in the best interests of the  shareholders  of the DeAM  Portfolio and the Goldman Sachs  Portfolio,  and has
also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

The Board of Trustees of the Trust,  on behalf of the DeAM  Portfolio  and the  Goldman  Sachs  Portfolio,  has  approved  the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the DeAM  Portfolio  at the close of  business  on March 2, 2004 (the  "Record  Date") will be entitled to instruct  ASLAC how to vote at the Meeting,  and will be entitled to give voting  instructions  equivalent  to one vote for each full share and a fractional  vote for each fractional  share that they hold of the DeAM Portfolio.  To approve the Transaction for the  reorganization  of the DeAM Portfolio,  the affirmative vote of the holders of a majority of the total number of shares of capital stock of the DeAM Portfolio outstanding and entitled to vote thereon must be voted in favor of the Plan.

         Please  provide  voting  instructions  as soon as you  receive  this  Prospectus/Proxy  Statement.  You may place your  voting instructions  to ASLAC by completing  and signing the enclosed  ballot (the "proxy  card") or by phone.  If you vote by either of these methods, your votes will be officially cast at the Meeting by ASLAC acting through the persons appointed as proxies.

         You can revoke or change  your  voting  instructions  at any time  until the vote is taken at the  Meeting.  For more  details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The Investment Objective and Strategies of the Portfolios

         This section  describes the  investment  policies of the DeAM  Portfolio and the Goldman Sachs  Portfolio and the  differences between them.  For a complete  description  of the investment  policies and risks of the Goldman Sachs  Portfolio,  you should read the
Prospectus for the Portfolios that is enclosed with this Prospectus/Proxy Statement.

         The  investment  objectives of the  Portfolios  are  comparable.  The  investment  objective of the DeAM  Portfolio is to seek maximum growth of capital by investing  primarily in the growth stocks of larger  companies.  The  investment  objective of the Goldman
Sachs Portfolio is to seek growth of capital in a manner  consistent with the  preservation of capital.  The investment  objectives for the Portfolios are non-fundamental policies and can be changed without shareholder approval.

         The DeAM  Portfolio  and the Goldman  Sachs  Portfolio  invest  primarily in equity  securities.  Each  Portfolio  pursues its investment objective through various investment strategies that are employed by the Portfolio's sub-advisor ( "Sub-advisor").

         The DeAM Portfolio will invest,  under normal  circumstances,  at least 80% of the value of its assets in large capitalization companies.  The DeAM  Portfolio  pursues its  investment  objective by  primarily  investing  in the equity  securities  of large sized companies  included in the Russell 1000(R)Growth Index.  Equity  securities  include  common stocks and securities  convertible  into or exchangeable  for common stocks,  including  warrants and rights.  The  Sub-advisor  generally  uses a "bottom up" investment  style in building the DeAM Portfolio.  This means that securities are selected based upon  fundamental  analysis of individual  companies by the
Sub-advisor.  In this regard,  the  Sub-advisor  for the DeAM  Portfolio  generally  selects  securities  without regard to any defined allocation among industry sectors or other similar selection criteria.

         The  Sub-advisor  for the DeAM  Portfolio  employs an  investment  strategy  that  seeks to  maintain  a  portfolio  of equity securities which  approximates  the market risk of those stocks included in the Russell 1000(R)Growth Index,  but which  outperforms the
Russell 1000(R)Growth Index  through  active stock  selection.  The DeAM  Portfolio's  strategy of attempting to manage its portfolio by correlating to the Russell 1000(R)Growth Index,  while  improving upon the return of the same index through active stock  selection,  is called a "managed alpha"  strategy.  The Russell 1000(R)Growth Index is a market  capitalization  index that measures the performance of large,  established  companies with above average growth  prospects.  As of January 31, 2004, the average market  capitalization of the companies in the Russell 1000(R)Growth Index was approximately  $104.53 billion and the median market  capitalization  was approximately
$4.106  billion.  The size of the  companies  in the Russell  1000(R)Growth  Index will change with  market  conditions.  The  targeted tracking  error of the DeAM  Portfolio is 4% with a normal  deviation of +/- 1%. It is possible that the  deviation may be higher.  The
Sub-advisor  considers  a number of factors in  determining  whether  to invest in a growth  stock,  including  earnings  growth  rate, analysts'  estimates of future earnings and  industry-relative  price  multiples.  Other factors are net income growth versus cash flow growth as well as earnings and price momentum.  In the selection of investments,  long-term  capital  appreciation will take precedence over short  range  market  fluctuations.  However,  the DeAM  Portfolio  may  occasionally  make  investments  for  short-term  capital appreciation.

         The Goldman  Sachs  Portfolio  will pursue its  objective  by  investing  primarily in equity  securities.  The Goldman  Sachs
Portfolios  considers equity securities to include common stocks,  preferred  securities,  warrants and securities  convertible into or exchangeable  for common or preferred  stocks.  Investments  will be in companies that the  Sub-advisor for the Goldman Sachs Portfolio believes  have  potential  to achieve  capital  appreciation  over the  long-term.  The Goldman  Sachs  Portfolio  seeks to achieve its investment  objective  by  investing,  under  normal  circumstances,  in  approximately  30-45  companies  that are  considered  by the
Sub-advisor to be positioned for long-term growth.

         Thus,  each  Portfolio  pursues its  objective  in a different  manner.  The DeAM  Portfolio  uses a "bottom up"  approach and employs a managed alpha investment strategy that generally  correlates the DeAM Portfolio's  investment  portfolio to the Russell 1000(R)
Growth Index.  The Goldman Sachs  Portfolio  pursues its objective by  concentrating  on a group of selected  companies the Sub-Advisor believes offer opportunities for long-term growth.

Other Non-Fundamental Investment Policies of the Portfolios

         As noted above,  each  Portfolio  invests  primarily in equity  securities.  Under certain  circumstances,  each Portfolio may invest a portion of its assets in other types of investments or employ alternative  investment  strategies.  In general, each Portfolio may  invest in debt  securities,  foreign  securities,  options  and  futures,  currency  hedging  transactions,  and other  derivative instruments.  As described more fully below,  each  Portfolio may have  limitations on the extent to which it may pursue these types of investments.  Generally,  the Goldman Sachs Portfolio's  investment policies are more restrictive than the DeAM Portfolio's  investment policies with respect to these types of investments and securities.

         The DeAM  Portfolio  may invest to a limited  degree in  preferred  stocks and debt  securities  when they are believed by the
Sub-advisor  to offer  opportunities  for capital  growth.  Other types of  securities in which the DeAM  Portfolio may invest  include foreign  securities in the form of depositary  receipts or that are denominated in U.S. dollars.  Foreign  securities in which the DeAM
Portfolio  may invest  include any type of security  consistent  with its  investment  objective  and  policies.  The prices of foreign securities  may be more volatile than those of domestic  securities.  The DeAM Portfolio may purchase and write put and call options on securities  and  securities  indices,  which may be listed for trading on a national  securities  exchange or traded  over-the-counter.
Options  transactions  may be used to pursue the DeAM  Portfolio's  investment  objective and also to hedge against currency and market risks, but are not intended for speculation.  The DeAM Portfolio may engage in financial futures transactions on commodities  exchanges or boards of trade in an attempt to hedge against market risks.  In addition to options and financial  futures,  the DeAM Portfolio may invest in a broad array of other  "derivative"  instruments in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly.

         The Goldman Sachs Portfolio expects to invest primarily in equity  securities,  however,  the Goldman Sachs Portfolio may also invest to a lesser  degree in debt  securities  when the  Sub-Advisor  for the Goldman Sachs  Portfolio  perceives an  opportunity  for capital growth from such  securities.  The Goldman Sachs Portfolio is subject to the following  percentage  limitations on investing in certain types of debt securities:  (i) 35% of its assets in bonds rated below investment  grade (so-called  "junk" bonds);  (ii) 25% of its assets in  mortgage-backed  and asset-backed  securities;  and (iii) 10% of its assets in zero coupon,  pay-in-kind and step coupon securities  (securities  that do not, or may not under  certain  circumstances,  make regular  interest  payments).  In  addition,  the
Goldman Sachs  Portfolio may invest in securities of foreign  issuers,  including  foreign  equity and debt  securities  and depositary receipts.  Foreign  securities  are  selected  primarily on a  stock-by-stock  basis  without  regard to any defined  allocation  among countries  or  geographic  regions.  However,  no more than 25% of the  Goldman  Sachs  Portfolio's  assets may be  invested in foreign securities denominated in foreign currencies and not publicly traded in the United States.

         The Goldman Sachs  Portfolio may enter into futures  contracts on  securities,  financial  indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial  indices and foreign  currencies,  forward  contracts and interest rate swaps and swap-related  products  (collectively  "derivative  instruments").  The Goldman Sachs Portfolio  intends to use most  derivative  instruments  primarily  to hedge the  value of its  portfolio  securities  against  potential  adverse  movements  in securities  prices,  foreign  currency  markets or interest  rates.  To a limited  extent,  the Goldman  Sachs  Portfolio  may also use derivative  instruments  for  non-hedging  purposes  such as seeking to increase  income.  The Goldman  Sachs  Portfolio may also use a variety of currency hedging  techniques,  including  forward foreign  currency  exchange  contracts,  to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         Although the Portfolios do not expect to do so ordinarily,  during  periods of adverse market  conditions,  each Portfolio may invest all or substantially  all of its assets  temporarily in a defensive  manner.  When investing in this manner,  the Portfolios may invest in high-grade,  short-term,  fixed-income  securities (which may include U.S. Government securities) or hold its assets in cash.
While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

Fundamental Investment Restrictions of the Portfolios

         As noted  above,  a  Portfolio  may not  change a  fundamental  investment  restriction  without  the  prior  approval  of its shareholders.  Each  Portfolio has adopted  similar  fundamental  investment  restrictions,  which limit a Portfolio's  ability to: (i)
issue senior securities;  (ii) borrow money (except for non-leveraging,  temporary or emergency purposes); (iii) underwrite securities;
(iv) purchase or sell real estate;  (v) purchase or sell physical  commodities;  (vi) make loans (except for certain securities lending transactions);  and (vii)  concentrate its investments by investing more than 25% of the value of the Portfolio's  assets in securities of issuers having their principal business activities in the same industry.

         In addition  to the  fundamental  investment  restrictions  listed  above,  the Goldman  Sachs  Portfolio  has also  adopted a fundamental investment restriction that requires the Portfolio to satisfy certain  diversification  requirements under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the "Code").  This fundamental  investment  restriction applies as follows--as to 50% of the value of its total assets,  the Goldman Sachs  Portfolio will not purchase a security of any issuer (other than  securities  issued or guaranteed by the U.S. Government or any of its agencies or  instrumentalities,  or securities of other investment  companies) if as a result:  (i) more than 5% of its total assets,  at market value,  would be invested in the securities of any one issuer;  or (ii) the
Goldman  Sachs  Portfolio  would  hold  more  than 10% of the  outstanding  voting  securities  of that  issuer.  Notwithstanding  this fundamental  investment  restriction,  the Goldman Sachs  Portfolio is considered to be a  "non-diversified"  fund under the Investment
Company Act of 1940,  as amended  (the  "Investment  Company  Act").  Any fund that is not a  "diversified  fund" under the  Investment
Company Act, which is explained more fully below, is considered to be "non-diversified."

         The DeAM  Portfolio has adopted a fundamental  investment  restriction  to diversify its  investments  in accordance  with the requirements  for a  "diversified  fund" under the  Investment  Company Act.  Accordingly,  the DeAM  Portfolio is  considered  to be a
"diversified  fund" under the  Investment  Company Act, as well as the Code.  This means that,  with respect to 75% of the value of the
DeAM Portfolio's total assets,  the DeAM Portfolio  invests in cash, cash items,  obligations of the U.S.  Government,  its agencies or instrumentalities,  securities  of other  investment  companies  and "other  securities."  The "other  securities"  are  subject to the requirement  that not more than 5% of total assets of the DeAM  Portfolio  will be invested in the  securities  of a single  issuer and that the DeAM  Portfolio  will not hold more than 10% of any single  issuer's  outstanding  voting  securities.  Accordingly,  the DeAM
Portfolio may not purchase the  securities of any issuer if, as a result,  the DeAM  Portfolio  would fail to be a diversified  company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of Investing in the Portfolios

         Like all  investments,  an investment in the Portfolios  involves risk.  There is no assurance that any of the Portfolios will meet its investment  objective.  As with any mutual fund investing primarily in equity securities,  the value of the securities held by a Portfolio may decline.  Stocks can decline for many reasons,  including  reasons related to the particular  company,  the industry of which it is a part, or the securities  markets  generally.  These  declines may be  substantial.  In addition,  there are certain risks that are associated with the particular investment strategies employed by each Portfolio.

         Like all common  stocks,  the market  values of the common  stocks held by the DeAM  Portfolio  can  fluctuate  significantly, reflecting the business  performance of the issuing company,  investor  perception or general  economic or financial market  movements.
The DeAM Portfolio's focus on the stocks of large,  more established  companies which means that its level of risk is lower than a fund investing  primarily in smaller  companies.  As a general matter,  a fund focusing on growth stocks may generally  involve greater risk and share price  fluctuation  than a fund  investing  primarily in value stocks.  While the DeAM  Portfolio  attempts to outperform the
Russell 1000(R)Growth Index, the Portfolio also may under-perform the Russell 1000(R)Growth Index over short or extended periods.

         Because the Goldman Sachs Portfolio  invests a substantial  portion (or all) of its assets in equity  securities,  the Goldman
Sachs Portfolio is subject to the risks  associated with  investments in equity  securities,  and the Goldman Sachs  Portfolio's  share price  therefore may fluctuate  substantially.  This is true despite the Goldman Sachs  Portfolio's  focus on the  securities of larger more-established  companies.  The Goldman Sachs Portfolio's share price will be affected by changes in the stock markets generally, and factors  specific to a company or an industry will affect the prices of  particular  stocks held by the Goldman  Sachs  Portfolio  (for example,  poor earnings,  loss of major customers,  major litigation against an issuer, or changes in government  regulations affecting an industry).  Because of the types of  securities  it invests in, the Goldman Sachs  Portfolio is designed for those who are investing for the long term.  The Goldman  Sachs  Portfolio  generally  intends to  purchase  securities  for  long-term  investment  rather than short-term gains.

         In addition,  as described above, the Goldman Sachs Portfolio is classified as a  "non-diversified"  investment  company under the  Investment  Company Act,  which means the Portfolio is not limited by the  Investment  Company Act in the proportion of its assets that may be invested in the  securities  of a single  issuer.  As a  non-diversified  fund,  a price  decline in any one of the Goldman
Sachs  Portfolio's  holdings  may have a  greater  effect on the  Portfolio's  value  than on the value of a fund that is more  broadly diversified.

         For more information about the risks associated with the Portfolios'  investment strategies,  see the Portfolios'  Prospectus, and for a more detailed discussion of the Portfolios'  investments,  see the Portfolios' Statement of Additional  Information,  both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Portfolio is treated as a separate  entity for federal  income tax purposes.  Each Portfolio has qualified and elected or intends to  qualify  and elect to be treated as a  "regulated  investment  company"  under  Subchapter  M of the Code,  and  intends to continue to so qualify in the future.  As a regulated  investment  company,  a Portfolio must, among other things,  (a) derive at least
90% of its gross  income from  dividends,  interest,  payments  with respect to loans of stock and  securities,  gains from the sale or other  disposition  of stock,  securities  or foreign  currency  and other  income  (including  but not limited to gains from  options, futures,  and forward contracts) derived with respect to its business of investing in such stock,  securities or foreign currency;  and
(b) diversify its holdings so that,  at the end of each quarter of its taxable year,  (i) at least 50% of the value of the  Portfolio's total assets is represented by cash, cash items, U.S. Government  securities,  securities of other regulated investment companies,  and other securities  limited,  in respect of any one issuer, to an amount not greater than 5% of the Portfolio's total assets,  and 10% of the  outstanding  voting  securities  of such  issuer,  and (ii) not more than 25% of the value of its total  assets is invested in the securities of any one issuer (other than U.S.  Government  securities or securities  of other  regulated  investment  companies).  As a regulated  investment  company,  a Portfolio (as opposed to its  shareholders)  will not be subject to federal  income taxes on the net investment  income and capital gain that it distributes to its  shareholders,  provided that at least 90% of its net investment  income and realized net  short-term  capital gain in excess of net long-term  capital loss for the taxable year is  distributed  in accordance with the Code's timing requirements

         The  Transaction  may entail  various tax  consequences,  which are  discussed  under the  caption  "Tax  Consequences  of the
Transaction."

Management of the Trust and the Portfolios

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential Investments
LLC ("PI"),  Gateway Center Three, 100 Mulberry Street,  Newark, New Jersey, jointly serve as co-managers (each an "Investment Manager"
and together the  "Investment  Managers")  pursuant to an investment  management  agreement  with the Trust on behalf of each Portfolio
(the "Management  Agreement").  Under the Management  Agreement,  PI, as co-manager,  will provide supervision and oversight of ASISI's investment  management  responsibilities  with respect to the Trust.  Pursuant to the Management  Agreement,  the  Investment  Managers
jointly administer each Portfolio's  business affairs and supervise each Portfolio's  investments.  Subject to approval by the Board of
Trustees,  the  Investment  Managers  may  select  and  employ  one or  more  sub-advisors  for a  Portfolio,  who  will  have  primary responsibility  for  determining  what  investments  the Portfolio will purchase,  retain and sell. Also subject to the approval of the
Board of Trustees,  the Investment  Managers may reallocate a Portfolio's  assets among  sub-advisors  including (to the extent legally permissible) affiliated sub-advisors, consistent with a Portfolio's investment objectives.

         The Trust has obtained an exemption  from the SEC that permits an Investment  Manager to change  sub-advisors  for each of its series,  including  the  Portfolios  and to enter into new  sub-advisory  agreements  without  obtaining  shareholder  approval of such changes.  Any such  sub-advisor  change would be subject to approval by the Board of Trustees of the Trust.  This  exemption  (which is similar to  exemptions  granted to other  investment  companies  that are  operated  in a similar  manner as the Trust) is  intended to facilitate the efficient supervision and management of the sub-advisors by the Investment Managers and the Trustees of the Trust.

         With  respect  to the  Portfolios,  the  Investment  Managers  currently  engage  the  following  Sub-advisors  to manage  the investments of the Portfolios in accordance  with the  Portfolio's  investment  objective,  policies and limitations and any investment guidelines  established by the Investment  Managers.  Each  Sub-advisor is  responsible,  subject to the supervision and control of the
Investment Managers, for the purchase, retention and sale of securities in a Portfolio's investment portfolio under its management.

         Deutsche  Asset  Management,  Inc.  ("DAMI"),  345 Park Avenue,  New York,  New York 10154,  serves as Sub-advisor to the DeAM
Portfolio,  as well as the AST DeAM Large-Cap Value Portfolio,  the AST DeAM Small-Cap Growth  Portfolio,  the AST DeAM Small-Cap Value
Portfolio,  AST DeAM International  Equity Portfolio,  the AST DeAM Global Allocation  Portfolio and the AST DeAM Bond Portfolio.  DAMI
was founded in 1838 as Morgan  Grenfell Inc. and has provided  asset  management  services  since 1953.  DAMI is part of Deutsche Asset
Management,  which is the marketing name in the United States for the asset  management  activities of Deutsche Bank AG,  Deutsche Bank
Trust Company  Americas,  Deutsche Asset  Management Inc.,  Deutsche Asset Management  Investment  Services Ltd.,  Deutsche  Investment
Management  Americas Inc. and Scudder Trust Company.  As of December 31, 2003, as part of Deutsche  Asset  Management  group  ("DeAM"),
DAMI managed approximately $40.5 billion of DeAM's $714.9 billion in assets.

         David Koziol and Michael Patchen are the co-portfolio  managers for the the DeAM Portfolio,  as well as the AST DeAM Large-Cap
Value Portfolio,  AST DeAM Small-Cap Growth Portfolio,  the AST DeAM Small-Cap Value Portfolio,  and the AST DeAM International  Equity
Portfolio.  They have been involved in the  management of the DeAM  Portfolio  since the Portfolio  commenced  operations.  Mr. Koziol,
CFA,  Director and Head of Global  Quantitative  Equities  joined DAMI in 2001, as Head of Global  Quantitative  Equity Research and an
International  Portfolio Manager,  after 6 years of experience as a Principal in the Advanced Strategies and Research Group at Barclays
Global Investors,  where he developed  quantitative equity fixed income and hedge fund products, and as an investment banker at Salomon
Brothers.  Mr.  Patchen is Vice President and Head of Global  Quantitative  Equity  Portfolio  Management,  responsible  for managing a variety of global mandates  covering both traditional  accounts and a  market-neutral  hedge fund. Mr. Patchen joined DAMI in 2000 with four years of experience  managing global  quantitative  mandates including hedge funds and separate accounts at AQR Capital Management and Goldman Sachs Asset Management.

         Prior to the end of April 2003,  Goldman Sachs Asset  Management,  a business unit of the  Investment  Management  Division of
Goldman,  Sachs & Co.  ("Goldman  Sachs") served as investment  Sub-advisor for the Goldman Sachs Portfolio  (formerly,  the AST JanCap
Growth  Portfolio),  as well as the AST Goldman Sachs  Small-Cap  Value  Portfolio and the AST Goldman Sachs Mid-Cap  Growth  Portfolio
(formerly,  the AST Janus  Mid-Cap  Growth  Portfolio).  On or about April 26, 2003,  Goldman  Sachs Asset  Management,  L.P.  ("GSAM")
assumed Goldman Sachs' investment  advisory  responsibilities  for these series of the Trust. GSAM is located at 32 Old Slip, New York,
New York 10005.  GSAM  registered  as an  investment  advisor in 1990.  GSAM serves as  investment  manager for a wide range of clients including pension funds,  foundations and insurance companies and individual investors.  GSAM, along with other units of the Investment
Management Division of Goldman Sachs, managed approximately $375.7 billion in assets as of December 31, 2003.

         The portfolio  managers  responsible  for the day-to-day  management of the Goldman Sachs Portfolio since Goldman Sachs became the Portfolio's  Sub-advisor in November 2002 are Herbert Ehlers, David Shell, CFA, Steven M. Barry,  Gregory H. Ekizian,  CFA, Kenneth
Berents,  Ernest C. Segundo,  Jr., CFA, Andrew F. Pyne, Scott Kolar, CFA and Mark D. Shattan. Mr. Ehlers began his investment career in the 1960s and is a Managing  Director/Partner  of  Goldman,  Sachs & Co. He is the Chief  Investment  Officer for the Growth  Team.  He
served as CEP of Liberty  Investment  Management  ("Liberty") prior to Goldman Sachs' acquisition of Liberty in 1997. Mr. Ehlers joined
Liberty's  predecessor firm, Eagle Asset  Management,  in 1980. Mr. Shell, Mr. Barry and Mr. Ekizian are Co-Chief  Investment  Officers
and senior portfolio  managers for the Growth Team. Mr. Shell served as a senior  portfolio  manager at Liberty prior to Goldman Sachs'
acquisition of Liberty and had been employed by Liberty and its predecessor  firm since 1987. Mr. Ekizian served as a senior  portfolio manager at Liberty  prior to Goldman  Sachs'  acquisition  of Liberty and had been employed by Liberty and its  predecessor  firm since
1990.  Prior to joining Goldman Sachs in 1999, Mr. Barry was a portfolio  manager at Alliance  Capital  Management  where he served for eleven  years.  Mr.  Berents is a senior  portfolio  manager.  Prior to joining  Goldman  Sachs in 2000,  he served for seven  years as
Managing  Director and Director of Research  for First Union  Securities,  Inc. Mr.  Segundo is a senior  portfolio  manager.  Prior to
Goldman Sachs'  acquisition of Liberty,  Mr. Segundo served as a senior portfolio  manager at Liberty and had been with Liberty and its predecessor firm since 1992. Mr. Pyne is a senior portfolio  manager and joined the firm in 1997. Mr. Kolar is a portfolio  manager and has been with the firm since 1994. Mr. Shattan is a portfolio  manager and joined the firm in 1999.  From 1997 to 1999, Mr. Shattan was an equity research analyst for Salomon Smith Barney.

         Pursuant  to the  Management  Agreement,  ASISI  receives  a monthly  investment  management  fee for the  performance  of its services.  The  investment  management  fee is  accrued  daily for the  purposes  of  determining  the sale and  redemption  price of a
Portfolio's  shares.  ASISI  pays each  Sub-advisor  a portion  of such fee for the  performance  of the  sub-advisory  services  at no additional cost to a Portfolio.

         Under the  Management  Agreement  with respect to the DeAM  Portfolio,  the DeAM Portfolio is obligated to pay ASISI an annual investment  management fee equal to 0.85% of its average daily net assets.  Under the Management  Agreement with respect to the Goldman
Sachs  Portfolio,  the Goldman  Sachs  Portfolio is obligated to pay ASISI an annual  investment  management  fee equal to 0.90% of its average daily net assets.  Accordingly,  the  Transaction  will result in a 0.05% increase in the level of investment  management  fees that are paid by the DeAM  Portfolio.  With  respect  to each  Portfolio,  ASISI has  voluntarily  agreed to waive a portion of its fee equal to 0.05% of the average daily net assets in excess of $1 billion of the respective  Portfolio.  Only the Goldman Sachs  Portfolio has reached over $1 billion in assets.  ASISI may terminate these voluntary agreements at any time after April 30, 2004.

         ASISI pays each  Sub-advisor a portion of the investment  management fee that ASISI receives from each  Portfolio.  ASISI pays such sub-advisory  fees without any additional  expense to a Portfolio.  The Portfolios have comparable  sub-advisory fee arrangements.
With respect to the DeAM  Portfolio,  ASISI pays DAMI an annual rate equal to the following  percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by DAMI and identified by DAMI and the Investment  Managers as being similar to the DeAM Portfolio:  0.20% of the portion of the combined  average daily net assets not in excess of $500  million;  plus 0.15% of the portion  over $500  million  but not in excess of $1 billion;  plus 0.10% of the portion in excess of $1 billion.

         With  respect to the  Goldman  Sachs  Portfolio,  ASISI pays GSAM an annual  rate equal to the  following  percentages  of the combined average daily net assets of the Portfolio and the AST Goldman Sachs Mid-Cap Growth Portfolio  (collectively,  the "AST Goldman
Sachs  Portfolios") and the following  series of American  Skandia Advisor Funds,  Inc.: ASAF Goldman Sachs Mid-Cap Growth Fund and the
ASAF Goldman Sachs  Concentrated  Growth Fund (together,  with the AST Goldman Sachs  Portfolios,  the "American  Skandia Goldman Sachs
Funds")  that are  managed by GSAM and  identified  by GSAM and the  Investment  Managers  as being  similar to the AST  Goldman  Sachs
Portfolios:  0.28% of the portion of the  average  daily net assets of the  American  Skandia  Goldman  Sachs Funds not in excess of $1 billion plus 0.25% if the portion of the net assets over $1 billion.1  Consequently,  at all asset  levels,  ASISI will be  required to pay a greater portion of its investment  management fees for sub-advisory  services in respect of the assets of the DeAM Portfolio as a result of the Transaction and, therefore, will retain a lesser portion of its investment management fees.

         Thus, the Transaction,  if approved by the shareholders of the DeAM Portfolio,  will result in a 0.05% increase in the rate at which the DeAM Portfolio pays ASISI for investment  management  fees.  Such fees are borne by the  shareholders  of the DeAM Portfolio.
During the fiscal year ended December 31, 2003, the DeAM Portfolio  paid $677,096 in investment  management  fees to ASISI.  If the fee rate  applicable to the Goldman Sachs  Portfolio had been in effect during such period,  the DeAM Portfolio would have paid $716,926 in investment management fees to ASISI.

         Although the Transaction will result in slightly higher  investment  management  fees, the Investment  Manager has voluntarily agreed to reimburse each Portfolio for operating expenses,  including the investment  management fee, that exceeds a certain percentage of the  Portfolio's  net assets.  With respect to the DeAM Portfolio,  the Investment  Manager has voluntarily  agreed to reimburse the
DeAM Portfolio for its operating expenses,  exclusive of taxes, interest,  brokerage  commissions,  distribution fees and extraordinary expenses,  but inclusive of the management fee, which in the aggregate  exceed 0.99% of the DeAM Portfolio's  average net assets.  With respect to the Goldman Sachs  Portfolio,  the Investment  Manager has  voluntarily  agreed to reimburse the Goldman Sachs Portfolio for its operating  expenses,  exclusive of taxes,  interest,  brokerage  commissions,  distribution  fees and extraordinary  expenses,  but inclusive  of the  management  fee,  which in the  aggregate  exceed 1.35% of the Goldman  Sachs  Portfolio's  average net assets.  The
Investment  Manager may  terminate  these  voluntary  agreements  at any time after April 30,  2004.  Voluntary  payments of  Portfolio expenses by the Investment  Manager may be made subject to  reimbursement  by the Portfolio,  at the Investment  Manager's  discretion, within the two year period  following such payment to the extent  permissible  under  applicable law and provided that the Portfolio is able to effect such reimbursement and remain in compliance with applicable expense limitations.

Distribution Plan

         The Trust has adopted a  Distribution  Plan (the "Plan") under Rule 12b-1 of the  Investment  Company Act, which is applicable to each of its series,  including the Portfolios.  The Plan permits American Skandia  Marketing,  Incorporated  ("ASMI") and Prudential
Investment  Management  Services LLC (PIMS) to receive  brokerage  commissions in connection  with purchases and sales of securities by the  Portfolios,  and to use these  commissions  to promote the sale of variable  contracts,  the premiums for which may be invested in shares of the Trust.  Under the Plan,  securities  transactions  for a  Portfolio  may be directed  to certain  brokers  for  execution
("clearing  brokers")  who have agreed to pay part of the brokerage  commissions  received on these  transactions  to ASMI and PIMS for
"introducing"  transactions to the clearing  broker.  In turn, ASMI and PIMS use the brokerage  commissions  received as an introducing broker to pay various  distribution-related  expenses,  such as advertising,  printing of sales  materials and payments to dealers,  as well as to cover administrative costs associated with the operation of the Distribution Plan.

         Neither  Portfolio pays any type of fee or charge  resulting from the  Distribution  Plan that it would not otherwise pay, nor is it expected that the brokerage  commissions  paid by either  Portfolio will be higher as the result of directing  commissions  under the  Distribution  Plan than  would  otherwise  be the case.  Completion  of the  Transaction  will not  affect  the  operation  of the
Distribution Plan for the Goldman Sachs Portfolio.

Valuation

         The net asset  value per share  ("NAV")  of each  Portfolio  is  determined  as of the time of the close of the New York Stock
Exchange  (the "NYSE")  (which is normally 4:00 p.m.  Eastern  Time) on each day that the NYSE is open for business.  NAV is determined by  dividing  the  value of a  Portfolio's  total  assets,  less any  liabilities,  by the  number of total  shares  of that  Portfolio outstanding.  In  general,  the  assets  of each  Portfolio  are  valued  on the  basis  of  market  quotations.  However,  in  certain circumstances  where market  quotations are not readily  available or are believed to be inaccurate,  assets are valued by methods that are believed to accurately  reflect their fair value.  Because NAV is calculated  and purchases may be made only on business  days, and because  securities  traded on foreign  exchanges may trade on other days,  the value of a Portfolio's  investments  may change on days when shares cannot be purchased or redeemed.

Purchases, Redemptions, and Distributions

         Purchases of shares of the  Portfolios  may be made only by separate  accounts of  Participating  Insurance  Companies for the purpose of investing assets  attributable to variable annuity  contracts and variable life insurance  policies held by  Contractowners, or by qualified plans. The separate  accounts of the  Participating  Insurance  Companies place orders to purchase and redeem shares of the Trust based on,  among  other  things,  the amount of premium  payments to be invested  and the amount of  surrender  and  transfer requests to be effected on that day under the variable  annuity  contracts and variable life  insurance  policies.  Orders are effected on days on which the NYSE is open for trading.  Orders  received  before 4:00 P.M.  Eastern time are effected at the NAV  determined as of 4:00 P.M.  Eastern Time on that same day. Orders  received after 4:00 P.M.  Eastern Time are effected at the NAV calculated the next business  day.  Payment for  redemptions  will be made within seven days after the request is  received.  The Trust does not assess any fees, either when it sells or when it redeems its securities.  However,  surrender  charges,  mortality and expense risk fees and other charges may be  assessed by  Participating  Insurance  Companies  under the  variable  annuity  contracts  or variable  life  insurance policies.  Please refer to the prospectuses for the variable annuity contracts and variable insurance policies for further  information on these fees.  Please refer to the  prospectuses  for the variable  annuity  contracts  and  variable  insurance  policies for further information on these fees.

         Each Portfolio will distribute  substantially  all of its income and capital gains to  shareholders  each year. Each Portfolio will declare dividends, if any, annually.

Fees and expenses

         The following  table describes the fees and expenses that  shareholders  may pay if they hold shares of the DeAM Portfolio the
Goldman  Sachs  Portfolio,  as well as the  projected  fees and expenses of the Goldman  Sachs  Portfolio  after the  Transaction.  The following  table does not  reflect any fees and  expenses  of the  variable  insurance  products  through  which  Portfolio  shares are purchased.

                                                                                          Goldman Sachs
                                                                                          -------------
                                                     DeAM Portfolio   Goldman Sachs          Portfolio
                                                     ---------------  --------------         ---------
                                                                        Portfolio      After Transaction 1
                                                                        ----------     -----------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................        None             None                None
   Maximum Deferred Sales Charge (Load)...........        None             None                None
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends.........................        None             None                None
   Redemption Fee.................................        None             None                None
   Exchange Fee...................................        None             None                None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees 2..........................       0.85%            0.90%               0.90%
       Estimated Distribution (12b-1) Fees 3......       None             0.06%               0.05%
       Other Expenses.............................       0.25%            0.17%               0.17%
                                                         -----            -----               -----
       Total Annual Portfolio Operating Expenses 4       1.10%            1.13%               1.12%
                                                         =====            =====               =====
        1 Projected expenses based on current and anticipated Goldman Sachs Portfolio's expenses after the Transaction
        2 With  respect  to the DeAM  Portfolio,  ASISI has  voluntarily  agreed  to waive a  portion  of its fee equal to 0.15% of the average  daily net assets in excess of $1 billion.  With  respect to the Goldman  Portfolio , ASISI has  voluntarily  agreed to waive a portion  of its fee  equal to 0.05% of the  average  daily  net  assets  in  excess  of $1  billion.  However,  neither
        Portfolio  has reached $1 billion in assets.  The  Investment  Manager may  terminate  these  voluntary  agreements at any time after April 30, 2004.
        3 As discussed in greater  detail above under "The  Distribution  Plan," the Trustees of the Trust have adopted a  Distribution
        Plan under Rule 12b-1 to permit ASMI and PIMS to receive  brokerage  commissions  in  connection  with  purchases  and sales of securities  held by portfolios of the Trust,  including the  Portfolios,  and to use these  commissions  to promote the sale of shares of the  portfolios.  While the brokerage  commission  rates and amounts paid by a portfolio are not expected to increase as a result of the  Distribution  Plan,  the staff of the SEC takes the position that  commission  amounts  received  under the
        Distribution  Plan should be reflected as distribution  expenses of the portfolio.  Accordingly,  commissions  received by ASMI and PIMS under the Plan are reflected in the cost of securities  purchased and the proceeds from the sale of securities.  These commissions  are shown in the  Statements  of  Operations  as  "Distribution  Fees" and a  corresponding  reduction  "Fees Paid
        Indirectly."  Net expenses of the Portfolios are unaffected by these  commissions.  For the  semi-annual  period ended December
        31, 2003, commissions received by ASMI and PIMS totaled $641,002.
        4 The Investment  Manager has voluntarily  agreed to reimburse each Portfolio for its operating  expenses,  exclusive of taxes, interest,  brokerage commissions,  distribution fees and extraordinary  expenses, but inclusive of the management fee, which in the  aggregate  exceed  0.99% of the DeAM  Portfolio's  average  net assets and 1.35% of the  Goldman  Portfolio's  average net assets.  The Investment Manager may terminate these voluntary agreements at any time.

Expense Examples

These  examples are intended to help you compare the cost of investing in the DeAM  Portfolio or the Goldman Sachs  Portfolio  with the cost of  investing  in other  mutual  funds,  and the cost of  investing in the Goldman  Sachs  Portfolio  after the  Transaction.  The examples assume that you invest $10,000,  which you receive a 5% return each year, and that the  Portfolios'  total operating  expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

                                                                  1 Year        3 Years         5 Years         10 Years
                                                                  ------        -------         -------         --------
DeAM Portfolio                                                     $112           $350            $606           $1,340
Goldman Sachs Portfolio                                            115            359             622             1,375
Goldman Sachs Portfolio                                            114            356             617             1,363
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of each  Portfolio for each full calendar year the Portfolio has been in operation.  The first table below each bar chart shows each such  Portfolio's  best and worst  quarters  during the periods  included in the bar chart.
The second table shows the average annual total returns before taxes for each  Portfolio for 2003 and since  inception,  as well as the average annual total returns after taxes on  distributions  and after taxes on  distributions  and  redemptions  for each Portfolio for
2003 and since inception.

         This  information  may help provide an indication of each  Portfolio's  risks by showing  changes in performance  from year to year and by comparing each  Portfolio's  performance  with that of a broad-based  securities  index. The average annual figures reflect sales  charges;  the other  figures  do not,  and would be lower if they did.  All  figures  assume  reinvestment  of  dividends.  Past performance  does not  necessarily  indicate  how a Portfolio  will  perform in the future.  The bar charts do not reflect any fees and expenses of the variable  insurance  products through which Portfolio  shares are purchased.  If the bar charts reflected such fees and expenses, the performance would be lower.

DeAM Portfolio
--------------

[graph]

                 --------------------------------------- ----------------------------------------
                 Best Quarter                            Worst Quarter
                 --------------------------------------- ----------------------------------------
                 --------------------------------------- ----------------------------------------
                 Up 11.57%, 2nd quarter 2003             Down 14.12%, 3rd quarter 2002
                 --------------------------------------- ----------------------------------------

                 --------------------------------------- -------------- ----------------------------
                 Average annual total returns            Portfolio      Index:
                 For periods ended 12/31/03                             Standard & Poors 500 Index
                 --------------------------------------- -------------- ----------------------------
                 --------------------------------------- -------------- ----------------------------
                 1 year                                  32.24%         28.67%
                 --------------------------------------- -------------- ----------------------------
                 --------------------------------------- -------------- ----------------------------
                 5 years (or since inception 5/1/02)     1.40%          3.80%
                 --------------------------------------- -------------- ----------------------------
                 --------------------------------------- -------------- ----------------------------
                 10 years                                N/A            N/A
                 --------------------------------------- -------------- ----------------------------

Goldman Sachs Portfolio
-----------------------

[graph]

                 --------------------------------------- ------------------------------------
                 Best Quarter                            Worst Quarter
                 --------------------------------------- ------------------------------------
                 --------------------------------------- ------------------------------------
                 Up 33.97%, 4th quarter 1999             Down 26.71%, 1st quarter 2001
                 --------------------------------------- ------------------------------------

                 ------------------------------------ ------------- -----------------------------
                 Average annual total returns         Portfolio     Index:
                 For periods ended 12/31/03                         Standard & Poors 500 Index
                 ------------------------------------ ------------- -----------------------------
                 ------------------------------------ ------------- -----------------------------
                 1 year                               25.25%        28.67%
                 ------------------------------------ ------------- -----------------------------
                 ------------------------------------ ------------- -----------------------------
                 5 years                              -8.47%        -0.57%
                 ------------------------------------ ------------- -----------------------------
                 ------------------------------------ ------------- -----------------------------
                 10 years                             8.93%         11.06%
                 ------------------------------------ ------------- -----------------------------
                * Prior to November 11, 2002, the AST Goldman Sachs Concentrated  Growth Portfolio was known as the AST JanCap Growth
                Portfolio, and Janus Capital Management LLC served as Sub-advisor to the Portfolio.

Other key features of the Portfolios

         Shares of each portfolio of the Trust are sold only to separate  accounts of insurance  companies for the purpose of investing assets attributable to variable insurance products,  and to certain  tax-deferred  retirement plans. The separate accounts place orders to purchase and redeem  shares of the Trust at their net asset value based on, among other  things,  the amount of premium  payments to be invested and the amount of surrender or transfer  requests to be effected  that day under the  variable  insurance  products.  There are no  sales  commissions  charged  on the  purchase  or sale of  shares  of the  Portfolios,  although  sales  charges  may  apply to transactions in the variable insurance products.

         Each Portfolio of the Trust complies with the  diversification  requirements  of Section 817(h) of the Code. In general,  each
Portfolio  declares and  distributes a dividend from its net investment  income  annually,  and  distributes any net realized long- and short-term  capital gains at least annually either during or after the close of the  Portfolio's  fiscal year.  Distributions  are made to the various separate accounts (not to Contractowners) in the form of additional shares (not in cash).

The Transaction may entail various tax consequences, which are discussed under the caption "Tax Consequences of the Transaction."

REASONS FOR THE TRANSACTION

         The Trustees,  including all of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"),  have unanimously  determined that the Transaction  would be in the best interests of the  shareholders of the DeAM Portfolio and the Goldman
Sachs  Portfolio and that the interests of the  shareholders  of DeAM Portfolio and the Goldman Sachs Portfolio would not be diluted as a result of the  Transaction.  At a meeting  held on  November  19,  2003,  the Board  considered  a number of factors,  including  the following:

o  the compatibility of the Portfolios' investment objectives, policies and restrictions;

o the relative past and current growth in assets and investment  performance of the Portfolios and their  respective  future  prospects for growth;

o  the relative expense ratios of the Portfolios and the impact of the proposed Transaction on the expense ratios;

o  the anticipated tax consequences of the Transaction with respect to each Portfolio and its shareholders;

o  the relative size of the DeAM Portfolio as compared to the Goldman Sachs Portfolio;

o        the past and anticipated future inability of the DeAM Portfolio to achieve satisfactory asset growth; and

o        the potential benefits of the proposed  Transaction to the shareholders of each Portfolio,  including  long-term  economies of scale.

         At the November 19, 2003 meeting,  the Investment  Managers  recommended the  Transaction to the Board.  In  recommending  the
Transaction,  the Investment  Managers  advised the Board that the  Portfolios  have  comparable  investment  objectives,  policies and portfolios.  Although the  shareholders  of the DeAM  Portfolio  will pay  investment  management  fees at a slightly  higher rate as a result of the Transaction,  the Investment  Managers  expressed the belief that the Transaction  would benefit the shareholders of each of the  Portfolios.  In this regard,  the Investment  Managers  advised the Board that the Goldman Sachs Portfolio had a greater amount of net assets than the DeAM  Portfolio.  The Investment  Managers  advised the Board that, as of September 30, 2003, the DeAM Portfolio had  attracted  net assets of  approximately  $73.8 million and the Goldman  Sachs  Portfolio  had net assets of  approximately  $1,024 million at that date.  Accordingly,  by merging the  Portfolios,  the DeAM  Portfolio's  shareholders  would enjoy a greater asset base over which expenses may be spread.  The Board considered the Investment  Managers' advice that if the merger is approved,  shareholders of the DeAM Portfolio should realize a slight reduction in both the net annual operating  expenses and gross annual operating  expenses
(that is,  without any waivers or  reimbursements)  paid on their  investment,  although  there can be no  assurance  that  operational savings will be realized.  In addition,  the Board considered  Investment  Managers'  projections that the total operating expenses for the Goldman Sachs Portfolio should decrease and that the incremental assets should help to stabilize certain  non-distribution  related expenses.  The  Investment  Managers also expressed  their belief that a merger of the DeAM Portfolio into the Goldman Sachs  Portfolio should facilitate  marketing  efforts for the Goldman Sachs Portfolio and, in doing so,  potentially would enhance asset growth for the benefit of shareholders of both Portfolios.  In addition,  the Investment  Managers advised the Board that the expenses associated with the solicitation of proxies would be borne by the Investment Managers.

         The Board,  including a majority of the  Independent  Trustees,  unanimously  concluded  that the  Transaction  is in the best interests of the  shareholders  of the DeAM Portfolio and the Goldman Sachs Portfolio and that no dilution of value would result to the shareholders  of the DeAM Portfolio or the Goldman Sachs  Portfolio  from the  Transaction.  Consequently,  the Board approved the Plan and recommended that shareholders of the DeAM Portfolio vote to approve the Transaction.

         For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If  shareholders  of the DeAM Portfolio do not approve the Plan, the Board will consider other possible  courses of action for the DeAM Portfolio,  including,  among others,  consolidation of the DeAM Portfolio with one or more funds of the Trust, other than the
Goldman Sachs Portfolio, or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of the DeAM  Portfolio  approve the Plan,  the  Transaction  will take place after  various  conditions  are satisfied  by the Trust on behalf of the DeAM  Portfolio  and the  Goldman  Sachs  Portfolio,  including  the  preparation  of  certain documents.  The Trust will  determine a specific  date for the actual  Transaction  to take place.  This is called the "closing  date."
If the  shareholders  of the DeAm  Portfolio do not approve the Plan, the  Transaction  will not take place and the Board will consider alternative courses of actions, as described above.

         If the  shareholders  of the DeAM Portfolio  approve the Plan, the DeAM Portfolio will deliver to the Goldman Sachs  Portfolio substantially  all of its assets on the  closing  date.  ASLAC then will make a  conforming  exchange of units  between the  applicable sub-accounts in its separate  accounts.  As a result,  shareholders of the DeAM Portfolio will  beneficially  own shares of the Goldman
Sachs  Portfolio  that, as of the date of the exchange,  have a value equal to the dollar value of the assets  delivered to the Goldman
Sachs  Portfolio.  The stock  transfer  books of the DeAM  Portfolio  will be  permanently  closed on the  closing  date.  Requests  to transfer or redeem  assets  allocated  to the DeAM  Portfolio  may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted  by law, the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law,  after the approval by  shareholders  of the DeAM
Portfolio.

Expenses of the Transaction

         The direct  expenses  resulting  from the  Transaction  will be paid by the  Investment  Managers (or their  affiliates).  The
Portfolios will not incur any expenses associated with the Transaction.  In addition,  it is expected that the portfolio  securities of each of the DeAM  Portfolio  will be transferred  in-kind to the Goldman Sachs  Portfolio.  Accordingly,  the  Transaction  will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under the Code. In addition,  because the Portfolios are offered through  tax-deferred  variable insurance  products,  contractowners  generally would not have  any  reportable  gain  or loss  for  federal  income  tax  purposes  even if the  Transaction  does  not  qualify  as a  tax-free reorganization.  It is a condition to each  Portfolio's  obligation to complete the Transaction  that the Portfolios will have received an opinion from Stradley Ronon Stevens & Young, LLP, based upon representations  made by each Portfolio,  and upon certain assumptions, substantially to the effect that:

         1. The  acquisition by the Goldman Sachs  Portfolio of the assets of the DeAM  Portfolio in exchange  solely for voting shares of the Goldman Sachs  Portfolio and the assumption by the Goldman Sachs  Portfolio of the  liabilities,  if any, of the DeAM Portfolio, followed by the  distribution of the Goldman Sachs Portfolio shares acquired by the DeAM Portfolio pro rata to its  shareholders,  will constitute  a  reorganization  within the meaning of  Section 368(a)(1)  of the Code,  and the  Goldman  Sachs  Portfolio  and the DeAM
Portfolio each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         2. The  shareholders  of the DeAM  Portfolio  will not recognize  gain or loss upon the exchange of all of their shares of the
DeAM  Portfolio  solely for shares of the Goldman Sachs  Portfolio,  as described in this combined  Prospectus/Proxy  Statement and the
Plan;

         3. No gain or loss will be recognized  by the DeAM  Portfolio  upon the transfer of its assets to the Goldman Sachs  Portfolio in exchange solely for shares of the Goldman Sachs Portfolio and the assumption by the Goldman Sachs Portfolio of the  liabilities,  if any, of the DeAM  Portfolio.  In addition,  no gain or loss will be recognized by the Goldman Sachs  Portfolio on the  distribution  of such shares to the shareholders of the DeAM Portfolio in liquidation of the DeAM Portfolio;

         4. No gain or loss  will be  recognized  by the  Goldman  Sachs  Portfolio  upon the  acquisition  of the  assets  of the DeAM
Portfolio in exchange  solely for shares of the Goldman Sachs  Portfolio and the  assumption  of the  liabilities,  if any, of the DeAM
Portfolio;

         5. Goldman Sachs  Portfolio's  basis for the assets  acquired from the DeAM  Portfolio  will be the same as the basis of these assets when held by the DeAM Portfolio  immediately before the transfer,  and the holding period of such assets acquired by the Goldman
Sachs Portfolio will include the holding period of these assets when held by the DeAM Portfolio;

         6. DeAM  Portfolio's  shareholders'  basis for the shares of the Goldman  Sachs  Portfolio to be received by them  pursuant to the reorganization will be the same as their basis in the DeAM Portfolio's shares exchanged; and

         7. The holding  period of the Goldman Sachs  Portfolio  shares to be received by the  shareholders  of the DeAM Portfolio will include the holding period of their DeAM Portfolio  shares  exchanged,  provided such DeAM Portfolio shares were held as capital assets on the date of the exchange.

         Notwithstanding  the above,  at any time prior to the closing  date,  any of the terms or conditions of the Plan may be waived by the Trust's Board of Trustees if, in the judgment of the Board of Trustees,  such action or waiver will not have a material  adverse affect on the benefits intended under the Transaction for the Portfolios and their shareholders.

         Contractowners  should  consult the  prospectuses  of their  variable  insurance  products for  information on the federal tax consequences of owning the product.  Contractowners  should also consult their tax advisors as to state and local tax consequences,  if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

Characteristics of the Goldman Sachs Portfolio shares

         Shares of the Goldman Sachs  Portfolio will be distributed to  shareholders of the DeAM Portfolio and will have the same legal characteristics  as the shares of the DeAM Portfolio with respect to such matters as voting rights,  assessibility,  conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction

         The following table sets forth, as of December 31, 2003, the  capitalization of shares of the DeAM Portfolio,  and the Goldman
Sachs  Portfolio.  The table also shows the projected  capitalization  of the Goldman Sachs Portfolio shares as adjusted to give effect to the proposed  Transaction.  The  capitalization  of the Goldman Sachs  Portfolio is likely to be different  when the  Transaction is consummated.

                                                  DeAM Portfolio  Goldman Sachs                   Goldman Sachs Portfolio

                                                                    Portfolio      Adjustments  Projected after Transaction
                                                                                   -----------
                                                   (unaudited)     (unaudited)     (unaudited)          (unaudited)
                                                   -----------     -----------     -----------          -----------

Net assets (thousands)........................        $97,471       $1,151,200                          $1,248,671

Total shares outstanding (thousands)..........          9,528           55,210       (4,853)                59,885

Net asset value per share.....................         $10.23           $20.85                              $20.85

VOTING INFORMATION

Required Vote

         The  affirmative  vote of a majority of the total number of  outstanding  shares of the DeAM Portfolio is necessary to approve the Plan. Each  shareholder will be entitled to give voting  instructions  equivalent to one vote for each full share, and a fractional vote for each  fractional  share of the DeAM  Portfolio  held at the close of  business  on the Record  Date.  If  sufficient  votes to approve the Plan are not  received  by the date of the  Meeting,  the  Meeting may be  adjourned  to permit  further  solicitations  of proxies.

         ASLAC is the  record  owner of 100% of the DeAM  Portfolio's  shares.  Shares of the  Portfolio  that it owns will be voted by
ASLAC with respect to the Plan in accordance with  instructions  received in a timely manner from  Contractowners.  In addition,  ASLAC is  entitled to vote  shares for which no  instructions  are  received  and will vote such  shares (for the Plan,  against the Plan and abstain) in the same  proportion as the votes cast in accordance  with  instructions  received from  Contractowners.  ASLAC will attend the meeting in person or by proxy and vote its shares for the Plan.  Therefore,  the presence at the Meeting of ASLAC is  sufficient to constitute a quorum under the Trust's By-laws,  and  substantially all of the shares of the DeAM Portfolio will be voted in some manner by ASLAC.

An abstention is not counted as an affirmative  vote of the type necessary to approve the Plan and,  therefore,  instructions  to ASLAC to abstain will have the same effect as a vote against the Plan.

How to vote

         You can vote your shares in any one of three ways:
o........By mail, with the enclosed proxy card.
o        In person at the Meeting.*
                  o        By phone

         If you simply  sign and date the proxy but give no voting  instructions,  your  shares  will be voted by ASLAC in favor of the
Plan and in accordance  with the views of management  upon any  unexpected  matters that come before the Meeting or  adjournment of the
Meeting.

Revoking Proxies

         Contractowners  executing and returning voting  instructions may revoke such instructions at any time prior to its exercise by written notice of such  revocation to the Secretary of the Trust,  by execution of a subsequent  voting  instructions,  or by voting in person at the Meeting.*

Other matters

         The Board of Trustees  of the Trust does not intend to bring any matters  before the  Meeting  other than those  described  in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be  brought  before  the  Meeting by others.  If any other matter  legally  comes before the Meeting,  it is intended that the persons  named in the enclosed  proxy will vote in accordance  with their judgment.

Solicitation of voting instructions

         Voting  instructions  will be solicited  principally  by mailing  this  Prospectus/Proxy  Statement  and its  enclosures,  but instructions  also may be  solicited by  telephone,  facsimile,  through  electronic  means such as email,  or in person by officers or representatives  of the Trust or ASLAC.  If the record owner of a contract or policy is a custodian,  nominee or  fiduciary,  the Trust may send proxy  materials to the record owner for any beneficial  owners that such record owner may represent.  The Trust may reimburse custodians,  nominees and fiduciaries for their reasonable  expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

         The DeAM  Portfolio  and the Goldman  Sachs  Portfolio  are  separate  series of the Trust,  which is an  open-end  management investment  company  registered  with the SEC under the Investment  Company Act. Each Portfolio is, in effect,  a separate mutual fund.
Detailed  information  about the Trust and each Portfolio is contained in the Prospectus for the Portfolios  which is attached with and considered a part of this  Prospectus/Proxy  Statement.  Additional  information  about the Trust and each Portfolio is included in the
Portfolios'  Statement of Additional  Information,  dated May 1, 2003,  which has been filed with the SEC and is incorporated  into the
SAI relating to this Prospectus/Proxy Statement.

         A copy of the Trust's  Annual  Report to  Shareholders  for the fiscal  year ended  December  31,  2003 is  included  with and considered a part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Trust's Annual Report to  Shareholders  for the fiscal year ended  December 31, 2002 by calling  1-800-752-6342  or by writing to the Trust at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484.

         The Trust, on behalf of the Portfolios,  files proxy materials,  reports and other information with the SEC in accordance with the  informational  requirements  of the  Securities  Exchange Act of 1934 and the  Investment  Company  Act.  These  materials  can be inspected and copied at: the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional  Offices
of the SEC  located  in New York City at 233  Broadway,  New York,  NY 10279 and in  Chicago at 175 W.  Jackson  Boulevard,  Suite 900,
Chicago,  IL 60604. Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington,  DC 20549-6009,
upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         As of the Record Date,  ASLAC owned of record 100% of the shares of the DeAM  Portfolio.  No  shareholder  is known to the Trust to have beneficially owned as of the Record Date more than 5% of the shares of either Portfolio.

         As of the  Record  Date,  the  officers  and  Trustees  of the  Trust,  as a group,  beneficially  owned  less  than 1% of the outstanding voting shares of either of the Portfolios.

                                                EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Form of Plan of  Reorganization  by American  Skandia Trust on behalf of the AST DeAM Large-Cap  Growth Portfolio and the AST Goldman Sachs Concentrated Growth Portfolio.

   B              Prospectus for the AST DeAM Large-Cap Growth Portfolio and the AST Goldman Sachs Concentrated  Growth Portfolio dated
                  May 1, 2003 (enclosed)

   C              AST Annual Report to Shareholders for fiscal year ended December 31, 2003 (enclosed)

                                                                EXHIBIT A

                                                    FORM OF PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the  "Plan") is made as of this 19th day of  November,  2003,  by American  Skandia  Trust (the
"Trust"),  a business trust organized under the laws of the Commonwealth of  Massachusetts  with its principal place of business at One
Corporate Drive,  Shelton,  Connecticut 06484, on behalf of the AST DeAM Large-Cap Growth Portfolio (the "Acquired  Portfolio") and the
AST Goldman  Sachs  Concentrated  Growth  Portfolio  (the  "Acquiring  Portfolio"),  both series of the Trust.  Together,  the Acquired
Portfolio and Acquiring Portfolio are referred to as the "Portfolios."

         The  reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the Acquiring
Portfolio,  of  substantially  all of the property,  assets and goodwill of the Acquired  Portfolio and the assumption by the Acquiring
Portfolio  of all of the  liabilities  of the  Acquired  Portfolio  in exchange  solely for full and  fractional  shares of  beneficial interest,  par value $0.001 each, of the  Acquiring  Portfolio  ("Acquiring  Portfolio  Shares");  (ii) the  distribution  of Acquiring
Portfolio Shares to the shareholders of the Acquired Portfolio according to their respective  interests in complete  liquidation of the
Acquired  Portfolio;  and (iii) the  dissolution  of the  Acquired  Portfolio as soon as  practicable  after the closing (as defined in
Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate  the Plan, the following  actions shall be taken by the Trust on behalf of the Acquiring  Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio.
         -------------------------------------------------------------------------------

         (a)      Subject to the terms and  conditions  of this  Plan,  the Trust on behalf of the  Acquired  Portfolio  shall  convey, transfer and deliver to the Acquiring  Portfolio at the Closing all of the Acquired  Portfolio's then existing  assets,  free and clear of all liens, encumbrances,  and claims whatsoever (other than shareholders' rights of redemption),  except for cash, bank deposits, or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including, but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and dissolution  contemplated  hereunder).  (ii)
discharge  its  unpaid  liabilities  on its books at the  closing  date (as  defined in section 3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Trustees shall  reasonably deem to exist against the Acquired  Portfolio,  if any, at the Closing  Date,  for which  contingent  and other  appropriate  liabilities  reserves  shall be established  on the Acquired  Portfolio's  books  (hereinafter  "Net  Assets").  The Acquired  Portfolio  shall also retain any and all rights  that it may have over and against any person  that may have  accrued up to and  including  the close of business on the Closing
Date.

         (b)      Subject  to the terms and  conditions  of this  Plan,  the Trust on behalf of the  Acquiring  Portfolio  shall at the
Closing  deliver to the Acquired  Portfolio the number of Acquiring  Portfolio  Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Portfolio  ("Acquired  Portfolio  Shares") on the Closing Date by the net asset value per share of the Acquiring  Portfolio Shares,  and multiplying the result thereof by the number of outstanding  Acquired  Portfolio Shares as of the close of regular  trading on the New York Stock  Exchange (the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing, the Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date,  the  Acquiring  Portfolio  Shares  received by the Acquired  Portfolio  pursuant to this
Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be  accomplished by the  establishment  of accounts on the share  records of the Trust  relating to the  Acquiring  Portfolio  and noting in such accounts the type and amounts of
Acquiring  Portfolio Shares that former Acquired  Portfolio  shareholders  are due based on their  respective  holdings of the Acquired
Portfolio  as of the close of  business  on the Closing  Date.  Fractional  Acquiring  Portfolio  Shares  shall be carried to the third decimal place. The Acquiring  Portfolio shall not issue  certificates  representing  the Acquiring  Portfolio shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the Acquired  Portfolio's  Net Assets to be transferred to the Acquiring  Portfolio  hereunder  shall be computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation  Time") using the valuation  procedures set forth in Trust's current effective prospectus.

         (b)      The net asset value of a share of the  Acquiring  Portfolio  shall be determined to the third decimal point as of the
Valuation Time using the valuation procedures set forth in the Trust's current effective prospectus.

         (c)      The net asset value of a share of the Acquired  Portfolio  shall be  determined  to the third decimal point as of the
Valuation Time using the valuation procedures set forth in the Trust's current effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the
Closing (the  "Closing  Date") shall be April 30, 2004, or such later date as  determined  by the Trust's  officers.  The Closing shall take place at the  principal  office of the Trust at 5:00 P.M.  Eastern time on the Closing  Date.  The Trust on behalf of the Acquired
Portfolio  shall have provided for delivery as of the Closing of the Acquired  Portfolio's  Net Assets to be transferred to the account of the Acquiring  Portfolio at the Acquiring  Portfolio's  Custodians,  JPMorgan  Chase Bank, 4 MetroTech  Center  Brooklyn,  New York,
11245; and PFPC Trust Company,  400 Bellevue Parkway,  Wilmington,  Delaware 19809. Also, the Trust on behalf of the Acquired Portfolio shall  produce at the Closing a list of names and  addresses of the  shareholders  of record of the Acquired  Portfolio  Shares and the number of full and fractional shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its  President to the best of its or his or her knowledge and belief.  The Trust on behalf of the  Acquiring  Portfolio  shall issue and deliver a  confirmation  evidencing  the  Acquiring  Portfolio  Shares to be credited to the  Acquired  Portfolio's  account on the
Closing Date to the  Secretary of the Trust,  or shall  provide  evidence  satisfactory  to the Acquired  Portfolio  that the Acquiring
Portfolio  Shares have been  registered in an account on the books of the Acquiring  Portfolio in such manner as the Trust on behalf of
Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio.
         --------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquired Portfolio:

(a)      The  Acquired  Portfolio  is a series  of the  Trust,  a  business  trust  organized  under  the laws of the  Commonwealth  of
Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered under the
Investment  Company Act of 1940, as amended (the "1940 Act"),  as an open-end,  management  investment  company and all of the Acquired
Portfolio  Shares sold were sold pursuant to an effective  registration  statement  filed under the  Securities Act of 1933, as amended
(the "1933 Act").

(b)      The Trust on behalf of the Acquired  Portfolio is authorized to issue an unlimited number of shares of beneficial  interest of the  Acquired  Portfolio  shares,  par value  $0.001  each,  each  outstanding  share of which is fully  paid,  non-assessable,  freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended December
31, 2003,  audited by KPMG LLP fairly present the financial  position of the Acquired Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the necessary power and authority to conduct the Acquired  Portfolio's business as such business is now being conducted.

         (e)      The Trust on behalf of the  Acquired  Portfolio  is not a party to or  obligated  under any  provision of the Trust's
Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The Acquired  Portfolio has elected to be treated as a regulated  investment company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the Acquired  Portfolio has qualified  as a RIC for each  taxable  year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the Acquired  Portfolio to fail to satisfy the  requirements of subchapter M of the Code.  The  Acquired  Portfolio  also has  satisfied  the  diversification  requirements  of  Section  817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

         (h)      The Acquired  Portfolio,  or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial
Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer
Identification  Number  and  Certification,  for each  Acquired  Portfolio  shareholder  of  record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired  Portfolio to such  shareholder,  and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio.
         ---------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The Acquiring  Portfolio is a series of the Trust, a business trust organized  under the laws of the  Commonwealth of
Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered under the
1940 Act as an open-end,  management  investment  company and all of the Acquiring  Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Trust on behalf of the Acquiring  Portfolio is  authorized  to issue an unlimited  number of shares of beneficial interest's  Acquiring  Portfolio shares, par value $0.001 each, each outstanding share of which is freely paid,  non-assessable,  fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring Portfolio Shares will be eligible for offering to the public in those states of the United
States and  jurisdictions in which the shares of the Acquired  Portfolio are presently  eligible for offering to the public,  and there are a sufficient number of Acquiring  Portfolio Shares registered under the 1933 Act to permit the transfers  contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended December
31, 2003,  audited by KPMG LLP fairly  present the financial  position of the  Acquiring  Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary  power and authority to conduct the  Acquiring  Portfolio's  business as such business is now being conducted.

         (f)      The Trust on behalf of the  Acquiring  Portfolio  is not a party to or obligated  under any  provision of the Trust's
Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The Acquiring  Portfolio has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the  Acquiring  Portfolio has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The consummation of the transactions  contemplated by this Plan will not cause the Acquiring  Portfolio to fail to satisfy the  requirements  of  subchapter M of the Code.  The  Acquiring  Portfolio  also has satisfied  the  diversification  requirements  of Section  817(h) of the Code since its  inception  and will  continue to satisfy  such requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios.
         ------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:

         (a)      The  statement of assets and  liabilities  to be created by the Trust for each of the  Portfolios as of the Valuation
Time for the purpose of  determining  the number of  Acquiring  Portfolio  Shares to be issued  pursuant to Section 1 of this Plan will accurately  reflect the Net Assets in the case of the Acquired  Portfolio  and the net assets in the case of the  Acquiring  Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Portfolios  will have good and marketable  title to all of the securities and other assets shown on the  statement of assets and  liabilities  referred to in "(a)"  above,  free and clear of all liens or  encumbrances  of any nature whatsoever,  except such  imperfections  of title or  encumbrances  as do not  materially  detract  from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Trust's current effective  prospectus,  there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

         (d)      There are no known  actual or proposed  deficiency  assessments  with  respect to any taxes  payable by either of the
Portfolios.

         (e)      The  execution,  delivery,  and  performance of this Plan have been duly  authorized by all necessary  actions of the
Trust's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      The Trust  anticipates  that  consummation of this Plan will not cause either of the Portfolios to fail to conform to the  requirements  of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the necessary  power and authority to conduct the business of the  Portfolios,  as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios.
         ----------------------------------------------------

         (a)      The Trust intends to operate each Portfolio's  respective business as presently conducted between the date hereof and the Closing,  except that, it is likely that the assets of the Acquired  Portfolio will be  substantially  restructured  and not in the
              ------ ----
ordinary course either immediately before or immediately after the Closing and as part of the Plan contemplated hereby.

         (b)      The Trust on behalf of the Acquiring  Portfolio intends,  if this Plan is consummated,  to not continue the "historic business  enterprise"  of the Acquired  Portfolio  within the meaning of Treasury  Regulations  section  1.368-1(d).  Accordingly,  the
Acquiring Portfolio expects that it will neither continue the Acquired  Portfolio's  historic business nor use a significant portion of the Acquired Portfolio's historic business assets in a business.

         (c)      The Trust  intends that the Acquired  Portfolio  will not acquire the Acquiring  Portfolio  Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (d)      The Trust on behalf of the Acquired  Portfolio  intends,  if this Plan is consummated,  to liquidate and dissolve the
Acquired Portfolio.

         (e)      The Trust intends that, by the Closing,  each of the Portfolio's  Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all  Federal and other taxes shown as due on said  returns  shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (f)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have available a copy of the  shareholder ledger  accounts,  certified  by the Trust's  transfer  agent or its  President  or a  Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired  Portfolio  Shares as of the  Valuation  Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (g)      The Trust intends to mail to each shareholder of record of the Acquired  Portfolio entitled to vote at the meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with  requirements  as to notice thereof,  a Combined Proxy  Statement and Prospectus that complies in all material  respects with the applicable  provisions of Section
14(a) of the  Securities  Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules  and  regulations, respectively, thereunder.

         (h)      The Trust intends to file with the U.S.  Securities  and Exchange  Commission a  registration  statement on Form N-14 under the 1933 Act relating to the Acquiring  Portfolio Shares issuable hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the time the  Registration
Statement  becomes  effective,  it will: (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules and regulations  promulgated  thereunder;  and (ii) not contain any untrue statement of material fact or omit to state a material fact  required  to be stated  therein  or  necessary  to make the  statements  therein  not  misleading.  At the time the  Registration
Statement  becomes  effective,  at the time of the  shareholders'  meeting of the  Acquired  Portfolio,  and at the Closing  Date,  the
prospectus and statement of additional  information  included in the Registration  Statement will not contain any untrue statement of a material  fact or omit to state a material fact  necessary to make the  statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios.
         --------------------------------------------------------------------------

         The  consummation  of the Plan with respect to the  Acquiring  Portfolio  and the Acquired  Portfolio  shall be subject to the following conditions:

         (a)      That:  (i) all the  representations  and warranties  contained  herein  concerning  the Portfolios  shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii)  performance of all obligations  required by this Plan to be  performed  by the Trust on behalf of the  Portfolios  shall  occur  prior to the  Closing;  and (iii) the Trust  shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That the U.S.  Securities  and  Exchange  Commission  shall not have issued an  unfavorable  management  report under
Section  25(b) of the 1940 Act or instituted or threatened  to institute  any  proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each  Portfolio,  prior to the Closing Date that, together with all previous  distributions,  shall have the effect of  distributing  to  shareholders  of each  Portfolio (i) all of its ordinary  income  and all of its  capital  gain net  income,  if any,  for the  period  from the close of its last  fiscal  year to the
Valuation Time and (ii) any  undistributed  ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in such form and with such qualifications or limitations, if any, as reasonably may be acceptable to the Trust from Messrs. Stradley Ronon Stevens & Young, LLP, to the effect that,

                           (1)      Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio on receipt of assets of the Acquired Portfolio in exchange for the Acquiring Portfolio's voting stock and assumption of the Acquired
Portfolio's liabilities;

                           (2)      Any gains recognized by the Acquired Portfolio as a result of the transaction contemplated hereby will be offset by a deduction for dividends paid to its shareholders; and

                           (3)      No gain or loss will be  recognized  by any  Contractowner  for whom shares of either the Acquiring
Portfolio or the Acquired Portfolio are underlying investments as a result of the transaction contemplated hereby.

         In giving the  opinions set forth  above,  counsel may state that it is relying on  representations  and  certificates  of the officers of the Trust with regard to matters of fact,  and certain  certifications  and written  statements of  governmental  officials with respect to the good standing of the Trust.

         (g)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in form and substance  satisfactory to it from Messrs.  Stradley  Ronon  Stevens & Young,  LLP, to the effect that,  subject in all respects to the effects of  bankruptcy, insolvency,  reorganization,  moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares  to be  issued  pursuant  to the  terms of this  Plan  have  been duly authorized  and,  when  issued and  delivered  as  provided  in this  Plan,  will have been  validly  issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions  required to be taken by the Trust and/or  Portfolios  to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Trust and the Portfolios;

                           (3)      Neither the  execution,  delivery nor  performance of this Plan by the Trust violates any provision of the Trust's Amended and Restated  Declaration of Trust or By-laws,  or the provisions of any agreement or other  instrument known to such counsel to which the Trust is a party or by which the Portfolios are otherwise  bound;  this Plan is the legal,  valid and binding obligation of the Trust and each  Portfolio and is enforceable  against the Trust and/or each  Portfolio in accordance  with its terms;
and

                           (4)      The Trust's  registration  statement,  of which the  prospectus  dated May 1, 2003 relating to each
Portfolio (the  "Prospectus")  is a part, is, at the time of the signing of this Plan,  effective  under the 1933 Act, and, to the best knowledge of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been  issued,  and no proceedings  for such purpose have been instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel need not express an opinion),  contained  any untrue statement of a material  fact or omitted to state a material  fact  required to be stated  therein or necessary to make the  statements therein not misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the  opinions  set forth above,  counsel may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact, and certain  certifications and written  statements of governmental  officials with respect to the good standing of the Trust.

         (h)      That the Trust's  Registration  Statement  with  respect to the  Acquiring  Portfolio  Shares to be  delivered to the
Acquired  Portfolio's  shareholders  in  accordance  with this Plan shall have  become  effective,  and no stop  order  suspending  the effectiveness of the Registration  Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (i)      That the Acquiring  Portfolio Shares to be delivered  hereunder shall be eligible for sale by the Acquiring Portfolio with each state  commission  or agency  with which such  eligibility  is  required in order to permit the  Acquiring  Portfolio  Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

9.       Expenses.
         ---------

         (a)      The Trust  represents  and warrants that there are no broker or finders'  fees payable by it in  connection  with the transactions provided for herein.

         (b)      The  expenses  of entering  into and  carrying  out the  provisions  of this Plan shall be borne by American  Skandia
Investment Services, Incorporated or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained in this Plan to the contrary  notwithstanding,  this Plan may be terminated  and abandoned at any time (whether before or after approval  thereof by the  shareholders of an Acquired  Portfolio) prior to the Closing or the Closing may be postponed by the Trust on behalf of a Portfolio by  resolution  of the Board of Trustees,  if  circumstances  develop  that,  in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If  the  transactions  contemplated  by  this  Plan  have  not  been  consummated  by  [  ],  2004,  the  Plan  shall automatically terminate on that date, unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further effect with respect to the Acquiring  Portfolio or Acquired  Portfolio,  and neither the Trust, the Acquiring Portfolio nor the
Acquired Portfolio, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

         (d)      At any time  prior to the  Closing,  any of the  terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Trust's  Board of Trustees if, in the judgment of such Board of Trustees,  such action or waiver will not have a material  adverse affect on the benefits  intended under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The  respective  representations  and  warranties  contained  in  Sections  4 to 6 hereof  shall  expire  with and be terminated by the Plan of  Reorganization,  and neither the Trust nor any of its officers,  directors,  agents or shareholders  nor the
Portfolios  nor any of their  shareholders  shall have any  liability  with respect to such  representations  or  warranties  after the
Closing.  This provision  shall not protect any officer,  director,  agent or shareholder of any of the Portfolios or the Trust against any liability to the entity for which that officer,  director,  agent or shareholder so acts or to any of the Trust's  shareholders  to which that officer,  director,  agent or shareholder  would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or  conditions  that are  determined by action of the Board of Trustees of the Trust on behalf of the Portfolios to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without  further vote or approval of the  shareholders of the Acquired  Portfolios,  unless such terms and conditions  shall result in a change in the method of computing  the number of Acquiring  Portfolio  Shares to be issued to the Acquired  Portfolio in which event,  unless such terms and conditions shall have been included in the proxy  solicitation  material  furnished to the shareholders of the Acquired Portfolio prior to the meeting at which the  transactions  contemplated  by this Plan shall have been approved,  this Plan shall not be consummated and shall  terminate  unless the Trust on behalf of the Acquired  Portfolio  shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This Plan  embodies  the entire plan of the Trust on behalf of the  Portfolios  and there are no  agreements,  understandings, restrictions,  or  warranties  between the parties  other than those set forth herein or herein  provided for. This Plan may be amended only by the Trust on behalf of a Portfolio  in writing.  Neither this Plan nor any  interest  herein may be assigned  without the prior written consent of the Trust on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class  postage  prepaid,  addressed to the Trust at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------

         This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

         IN WITNESS  WHEREOF,  American  Skandia Trust, on behalf of the AST DeAM Large-Cap  Growth Portfolio and the AST Goldman Sachs
Concentrated Growth Portfolio, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA TRUST
                                                   on behalf of
                                                   AST DeAM Large-Cap Growth Portfolio,
                                                   AST Goldman Sachs Concentrated Growth Portfolio

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                               EXHIBIT B

                                                     Prospectus dated MAY 1, 2003

         The  Prospectus  for the AST DeAM  Large-Cap  Growth  Portfolio and the AST Goldman  Sachs  Concentrated  Growth  Portfolio of
American  Skandia  Trust dated May 1, 2003, is part of this  Prospectus/Proxy  Statement and is herein  incorporated  by reference.  It will be included in the proxy solicitation mailing to shareholders.

                                                               EXHIBIT C

                                                 Annual report dated December 31, 2003

         American  Skandia  Trust's  Annual  Report to  Shareholders  for the fiscal year ended on December 31,  2003,  is part of this
Prospectus/Proxy  Statement  and is herein  incorporated  by  reference.  It will be  included  in the proxy  solicitation  mailing  to shareholders.

                                                        AMERICAN SKANDIA TRUST

                                           Proxy for Special Meeting of Shareholders of THE
                                                  AST DeAM large-cap growth PORTFOLIO
                                                     to be held on APRIL 27, 2004

         The  undersigned  hereby  appoints  Maureen  Gulick  and  Deirdre  Burke  and  each of them as the  proxy  or  proxies  of the undersigned,  with full power of  substitution,  to vote on behalf of the  undersigned  all shares of beneficial  interest of the above stated  Portfolio of American  Skandia Trust (or the "Trust")  which the  undersigned  is entitled to vote at a Special  Meeting of the
Shareholders  of the  Portfolio to be held at 10:00 a.m.,  Eastern Time, on April 27, 2004 at the offices of the Trust at One Corporate
Drive,  10th  Floor,  Shelton,  Connecticut  and  at  any  adjournments  thereof,  upon  the  matters  described  in  the  accompanying
Prospectus/Proxy  Statement  and upon any other  business that may properly come before the meeting or any  adjournment  thereof.  Said proxies are directed to vote or to refrain from voting as checked below.

                             PLEASE SIGN BELOW AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

         The  undersigned  acknowledges  receipt with this proxy of a copy of the Notice of Special  Meeting of Shareholders of the AST
DeAM Large-Cap  Growth  Portfolio of the Trust and the  accompanying  Prospectus/Proxy  Statement.  If a contract is jointly held, each contract  owner named  should  sign.  If only one signs,  his or her  signature  will be  binding.  If the  contract  owner is a trust, custodial account or other entity,  the name of the trust or the custodial account should be entered and the trustee,  custodian,  etc.
should sign in his or her own name,  indicating  that he or she is "Trustee,"  "Custodian,"  or other  applicable  designation.  If the contract  owner is a partnership,  the  partnership  should be entered and the partner  should sign in his or her own name,  indicating that he or she is a "Partner."

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST.

                                                                                ACCOUNT NUMBER:
                                                                                UNITS:
                                                                                CONTROL NO:

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:            KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED                    DETACH AND RETURN THIS PORTION ONLY

AMERICAN SKANDIA TRUST - AST DeAM LARGE-CAP GROWTH PORTFOLIO

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING FOR THE FOLLOWING PROPOSAL:

THE UNITS REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSAL IF NO CHOICE IS INDICATED.

                                                                                               For   Against
                                                                                                               Abstain
1.      PROPOSAL  TO  APPROVE  a PLAN OF  REORGANIZATION  OF THE TRUST ON BEHALF OF THE ast     &#129;  &#129;   &#129;
        DeAM  LARGE-cap  growth  PORTFOLIO  ("DeAM  PORTFOLIO")  AND THE AST goldman  sachs concentrated  growth PORTFOLIO  ("goldman  PORTFOLIO") OF THE tRUST,  THAT PROVIDES
        FOR THE  ACQUISITION  OF  SUBSTANTIALLY  ALL OF THE ASSETS OF the deam PORTFOLIO IN
        EXCHANGE FOR SHARES OF the goldman  PORTFOLIO,  THE  DISTRIBUTION OF SUCH SHARES TO
        THE SHAREHOLDERS OF the deam PORTFOLIO,  AND THE LIQUIDATION AND DISSOLUTION OF the deam PORTFOLIO.

Please be sure to sign and date this Proxy

__________________________________        Date: _________            ___________________________          Date: ________
Signature [PLEASE SIGN WITHIN BOX]                                   Signature (Joint Owners)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                                  FOR
                                                        AMERICAN SKANDIA TRUST
                                                          Dated April 6, 2004

                                                     Acquisition of the Assets of
                                               the AST DeAM Large-Cap Growth Portfolio,
                                                  a series of American Skandia Trust

                                                 By and in exchange for shares of the
                                         the AST Goldman Sachs Concentrated Growth Portfolio,
                                                also a series of American Skandia Trust

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of  substantially  all of the assets of the AST DeAM Large-Cap Growth Portfolio for shares of the AST Goldman Sachs Concentrated Growth Portfolio.

         This SAI consists of this Cover Page and American Skandia Trust's  Statement of Additional  Information  dated April 30, 2003, as supplemented May 16, 2003.  Each of these documents is enclosed with and is legally considered to be a part of this SAI.

         This SAI is not a  Prospectus;  you should read this SAI in  conjunction  with the  Prospectus/Proxy  Statement  dated April ,
2004,  relating  to  the  above-referenced  transaction.  You  can  request  a  copy  of  the  Prospectus/Proxy  Statement  by  calling
1-800-752-6342 or by writing to the American Skandia Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                                                                                        Doc. #761927v.1
                                                           Attachment to SAI

The American  Skandia Trust Statement of Additional  Information  dated April 30, 2003, is part of this SAI and will be provided to all shareholders  requesting this SAI. For purposes of this EDGAR filing, the  above-referenced  SAI is incorporated herein by reference to the  electronic  filings of the Trust's SAI and supplement  made on April 30, 2003 in Form N-1A under Rule 485(b),  and on May 16, 2003 and January 26, 2004 under Rule 497, respectively.

                                                                  14

                                                        AMERICAN SKANDIA TRUST
                                                    FILE NOS. 333-113343 & 811-5186

                                                               FORM N-14

                                                                PART C

                                                           OTHER INFORMATION
                                                           -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees,  officers,  employees,  and agents (including persons who serve at its request as directors,  officers,  employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or  otherwise)  against all  liabilities  and expenses  (including  amounts paid in  satisfaction  of  judgments,  in compromise,  as fines and  penalties,  and as counsel  fees)  reasonably  incurred  by him in  connection  with the defense or disposition of any action, suit or other proceeding,  whether civil or criminal,  in which he may be involved or with which he may be threatened,  while in office or thereafter,  by reason of his being or having been such a trustee, officer, employee or agent,  except  with  respect  to any  matter  as to which he shall  have  been  adjudicated  to be liable to the Trust or its
         Shareholders  by reason of having acted in bad faith,  willful  misfeasance,  gross  negligence  or reckless  disregard of his duties;  provided,  however,  that as to any matter disposed of by a compromise payment by such person,  pursuant to a consent decree or otherwise,  no  indemnification  either for said payment or for any other expenses shall be provided unless approved as in the best  interests of the Trust,  after  notice that it involves  such  indemnification,  by at least a majority of the disinterested  Trustees  acting on the matter  (provided that a majority of the  disinterested  Trustees then in office act on the matter) upon a determination,  based upon a review of readily  available  facts,  that (i) such person acted in good faith in the  reasonable  belief that his or her action was in the best  interests  of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of duties;  or the trust shall have received a written  opinion from  independent  legal counsel  approved by the Trustees to the effect that (x)
         if the matter of good faith and reasonable belief as to the best interests of the Trust, had been  adjudicated,  it would have been  adjudicated  in favor of such person,  and (y) based upon a review of readily  available  facts such  trustee,  officer, employee  or agent did not  engage in  willful  misfeasance,  gross  negligence  or  reckless  disregard  of duty.  The rights accruing to any Person  under  these  provisions  shall not  exclude  any other  right to which he may be  lawfully  entitled;
         provided that no Person may satisfy any right of indemnity or  reimbursement  granted  herein or in Section 5.1 or to which he may be otherwise  entitled  except out of the property of the Trust,  and no  Shareholder  shall be  personally  liable to any
         Person with respect to any claim for  indemnity  or  reimbursement  or  otherwise.  The Trustees may make advance  payments in connection  with  indemnification  under this Section 5.2,  provided  that the  indemnified  person shall have given a written undertaking  to  reimburse  the  Trust  in  the  event  it  is  subsequently  determined  that  he is  not  entitled  to  such indemnification  and, provided further,  that the Trust shall have obtained  protection,  satisfactory in the sole judgment of the  disinterested  Trustees acting on the matter (provided that a majority of the  disinterested  Trustees then in office act on the matter),  against losses arising out of such advance  payments or such Trustees , or  independent  legal counsel,  in a written opinion,  shall have determined,  based upon a review of readily  available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

Insofar as indemnification  for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification  is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by the
Registrant of expenses  incurred or paid by a trustee,  officer or controlling  person of the  Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities  being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of appropriate  jurisdiction the question whether such  indemnification by it is against public policy as expressed in the 1933
Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(A), 12(A),
14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended and Restated  Declaration of Trust of the Registrant as filed in Massachusetts on September 23, 1999 and previously filed with  Post-Effective  Amendment No. 32 to Registration  Statement filed on Form N-1A on
                           October 15, 1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the Registrant previously filed with Post-Effective  Amendment No. 35 to Registration  Statement
                           filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity  securities  of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The  Plan  of  Reorganization   is  included  in  this   registration   statement  as  Exhibit  A  to  the
                             Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders  of the  securities  being  registered  including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)       Articles  VI,  VIII,  IX  and  X of  the  Registrant's  Declaration  of  Trust  as  previously  filed  with
                            Post-Effective  Amendment  No. 32 to  Registration  Statement  filed on Form N-1A on October  15,  1999 and
                            Article  11 of the  Registrant's  By-laws  filed  with  Post-Effective  Amendment  No.  35 to  Registration
                            Statement filed on Form N-1A on April 27, 2000.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Form of Investment  Management  Agreement  between  Registrant  and each of Prudential  Investments  LLC and
                           American Skandia Investment  Services,  Incorporated for each Portfolio was previously filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (B)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and GAMCO  Investors,  Inc. for the AST Gabelli  Small-Cap  Value  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (C)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Deutsche  Asset  Management,  Inc.  for the AST DeAM  Small-Cap  Value  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (D)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Neuberger Berman Management,  Inc. for the AST Neuberger Berman Mid-Cap Growth Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (E)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Neuberger Berman  Management,  Inc. for the AST Neuberger Berman Mid-Cap Value Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (F)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Fred Alger  Management,  Inc. for the AST Alger All-Cap Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (G)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and GAMCO  Investors,  Inc. for the AST Gabelli All-Cap Value Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (H)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and T. Rowe Price  Associates,  Inc. for the AST T. Rowe Price Natural  Resources  Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (I)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Alliance  Capital  Management L.P. for the AST Alliance Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (J)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC  and  Massachusetts  Financial  Services  Company  for the AST  MFS  Growth  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (K)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and J.P. Morgan Investment  Management,  Inc. for the AST J.P. Morgan  International  Equity
                           Portfolio  was  previously  filed with the  Registration  Statement of the AST William  Blair  International
                           Growth Portfolio on Form N-14 on March 5, 2004.

                  (L)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Marsico  Capital  Management,  LLC for the AST Marsico  Capital  Growth  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (M)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Goldman  Sachs Asset  Management,  L.P. for the AST Goldman Sachs  Concentrated  Growth
                           Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (N)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Deutsche  Asset  Management,  Inc. for the AST DeAM  Large-Cap  Growth  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (O)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Deutsche  Asset  Management,  Inc.  for the AST DeAM  Large-Cap  Value  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (P)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Sanford C. Bernstein & Co., LLC for the AST Alliance/Bernstein  Growth + Value Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (Q)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Sanford C. Bernstein & Co., LLC for the AST Sanford  Bernstein Core Value Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (R)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Cohen & Steers Capital Management,  Inc. for the AST Cohen & Steers Realty Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (S)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Sanford C.  Bernstein  & Co.,  LLC for the AST  Sanford  Bernstein  Managed  Index 500
                           Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (T)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and American  Century  Investment  Management,  Inc. for the AST American  Century Income &
                           Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (U)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Goldman Sachs Asset Management,  L.P. for the AST Goldman Sachs Mid-Cap Growth Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (V)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Alliance  Capital  Management L.P. for the AST Alliance Growth and Income  Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (W)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and William Blair & Company,  LLC for the AST William Blair  International  Growth Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (X)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and  Massachusetts  Financial  Services Company for the AST MFS Growth with Income Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (Y)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Deutsche  Asset  Management,  Inc.  for the AST DeAM Global  Allocation  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (Z)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and American Century  Investment  Management,  Inc. for the AST American  Century  Strategic
                           Balanced  Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (AA)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and T. Rowe Price  International,  Inc. for the AST T. Rowe Price Global Bond Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (BB)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Federated  Investment  Counseling  for the AST  Federated  High  Yield  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (CC)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (DD)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Bond Portfolio was previously filed as
                           Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (EE)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Pacific Investment  Management Company LLC for the AST PIMCO Total Return Bond Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (FF)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and American Century Investment Management,  Inc. for the AST American Century International
                           Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (GG)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Deutsche Asset  Management,  Inc. for the AST DeAM  International  Equity  Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (HH)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and  Massachusetts  Financial  Services  Company for the AST MFS Global Equity Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (II)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Pilgrim  Baxter &  Associates,  Ltd. for the AST PBHG  Small-Cap  Growth  Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (JJ)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Deutsche  Asset  Management,  Inc. for the AST DeAM  Small-Cap  Growth  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (KK)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Federated  Investment  Counseling for the AST Federated  Aggressive Growth Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (LL)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Goldman  Sachs  Asset  Management,  L.P.  for the AST Goldman  Sachs  Small-Cap  Value
                           Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (MM)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and INVESCO Funds Group,  Inc. for the AST INVESCO  Capital Income  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (NN)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and T. Rowe Price Associates,  Inc. for the AST T. Rowe Price Asset Allocation Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (OO)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Pacific  Investment  Management  Company LLC for the AST PIMCO  Limited  Maturity  Bond
                           Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (PP)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Wells  Capital  Management,  Incorporated  for  the AST  Money  Market  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant  and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Sales Agreement  between  Registrant and American  Skandia Life Assurance  Corporation was previously  filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (8)      Copies of all bonus,  profit sharing,  pension,  or other similar contracts or arrangements  wholly or partly for the benefit of  trustees  or  officers  of the  Registrant  in their  capacity  as such.  Furnish a  reasonably  detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements and depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Amended and Restated  Custody  Agreement  between  Registrant  and Morgan  Stanley  Trust  Company was  previously  filed with
                           Post-Effective Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(B)      Foreign  Custody  Manager  Delegation  Amendment was previously  filed with  Post-Effective  Amendment No. 27 to  Registration
                           Statement filed on Form N-1A on October 16, 1998.

(C)      Amended  Custodian  Agreement  between  Registrant  and  Provident  National  Bank was  previously  filed with  Post-Effective
                           Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(D)      Amendment to Custodian  Services  Agreement  between  Registrant and PNC Bank, N.A. was previously  filed with  Post-Effective
                           Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(E)      Amendment to Custodian  Services  Agreement  between  Registrant and PFPC Trust Company  previously filed with  Post-Effective
                           Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

(F)      Amended Transfer Agency  Agreement  between  Registrant and Provident  Financial  Processing  Corporation was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (10)     Copies of any plan entered into by Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation  of the plan, and copies of any plan entered into by Registrant  pursuant to Rule
                  18f-3 under the 1940 Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  trustees  describing  any action taken to revoke the plan;

                  (A)        Form of Rule 12b-1 plan previously filed with  Post-Effective  Amendment No. 35 to Registration  Statement
                             filed on Form N-1A on April 27, 2000.

         (11)     An opinion and consent of counsel as to the legality of the  securities  being  registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No. 48 to  Registration
                           Statement filed on Form N-1A on April 30, 2003.

         (12)     An opinion,  and consent to their use,  of counsel or, in lieu of an opinion,  a copy of the revenue  ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences  to  Shareholders  is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all  material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Amended  Administration  Agreement between Registrant and Provident Financial Processing Corporation was previously filed with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(B)      Service Agreement between American Skandia Investment  Services,  Incorporated and Kemper Investors Life Insurance Company was
                           previously  filed with  Post-Effective  Amendment  No. 21 to  Registration  Statement  filed on Form N-1A on
                           February 27, 1997.

         (14)     Copies of any other  opinions,  appraisals,  or  rulings,  and  consents  to their use,  relied on in  preparing  the registration statement and required by Section 7 of the 1933 Act;

                  (A)      Consent of independent auditors, KPMG LLP, is filed herewith as Exhibit No. 14(A).

                  (B)      Consent of independent auditors, Deloitte & Touche LLP, is filed herewith as Exhibit No. 14(B).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been  signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered through the use of prospectus which is part of this  registration  statement by any person or party who is deemed to be an underwriter  within the meaning of Rule 145(c) of the Securities  Act, the reoffering  prospectus will contain the information  called for by the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b)      The  undersigned  Registrant  agrees that every  prospectus  that is filed under paragraph (1) above will be filed as part of an  amendment to the  registration  statement  and will not be used until the  amendment is effective,  and that, in determining any liability under the 1933 Act, each  post-effective  amendment shall be deemed to be a new registration  statement for the securities  offered  therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                              SIGNATURES
                                                              ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of
Shelton and State of Connecticut, on the 12th  day of April, 2004.  This Amendment meets all the requirements for effectiveness under paragraph (b) of rule 485 under the Securities of 1933.

                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           ----------------------
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

         As required by the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

David R. Odenath*                           Trustee and President (Principal            4/12/04
----------------                                                                        -------
David R. Odenath                            Executive Officer)

Grace Torres*                               Treasurer (Principal                        4/12/04
------------                                                                            -------
Grace Torres                                Financial and Accounting
                                            Officer)

Delayne Dedrick Gold*                       Trustee                                     4/12/04
--------------------                                                                    -------
Delayne Dedrick Gold

Saul K. Fenster*                            Trustee                                     4/12/04
----------------                                                                        -------
Sauk K. Fenster, Ph.D.

Robert F. Gunia*                            Trustee                                     4/12/04
---------------                                                                         -------
Robert F. Gunia

W. Scott McDonald, Jr.*                     Trustee                                     4/12/04
----------------------                                                                  -------
W. Scott McDonald, Jr.

Thomas T. Mooney*                           Trustee                                     4/12/04
----------------                                                                        -------
Thomas T. Mooney

Thomas M. O'Brien*                          Trustee                                     4/12/04
-----------------                                                                       -------
Thomas M. O'Brien

John A. Pileski*                            Trustee                                     4/12/04
---------------                                                                         -------
John A. Pileski

F. Don Schwartz*                            Trustee                                     4/12/04
---------------                                                                         -------
F. Don Schwartz

                                   *By:  /s/Edward P. Macdonald
                                       ------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney previously filed

                                                        AMERICAN SKANDIA TRUST
                                                  REGISTRATION STATEMENT ON FORM N-14
                                                             EXHIBIT INDEX

---------------- ---------------------------------------------------------------------------------------------- ---------------
EXHIBIT NO.      DESCRIPTION                                                                                    LOCATION
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(1)(A)           Amended and Restated Declaration of Trust of the Registrant                                    *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(2)(A)           By-laws for the Registrant                                                                     *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(5)(A)           Articles VI, VIII, IX and X of the Registrant's Declaration of Trust                           *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(A)           Form of Investment Management Agreement between Registrant and each of Prudential              *
                 Investments LLC and American Skandia Investment Services, Incorporated for each Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(B)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and GAMCO Investors, Inc. for the AST Gabelli Small-Cap Value
                 Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(C)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap
                 Value Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(D)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Neuberger Berman Management, Inc. for the AST Neuberger
                 Berman Mid-Cap Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(E)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Neuberger Berman Management, Inc. for the AST Neuberger
                 Berman Mid-Cap Value Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(F)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Fred Alger Management, Inc. for the AST Alger All-Cap Growth
                 Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(G)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and GAMCO Investors, Inc. for the AST Gabelli All-Cap Value
                 Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(H)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price
                 Natural Resources Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(I)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth
                 Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(J)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS
                 Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(K)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST J.P.
                 Morgan International Equity Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(L)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital
                 Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(M)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the AST Goldman
                 Sachs Concentrated Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(N)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Large-Cap
                 Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(O)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Large-Cap
                 Value Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(P)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the AST
                 Alliance/Bernstein Growth + Value Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(Q)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                 Core Value Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(R)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Cohen & Steers Capital Management, Inc. for the AST Cohen &
                 Steers Realty Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(S)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                 Managed Index 500 Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(T)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and American Century Investment Management, Inc. for the AST
                 American Century Income & Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(U)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the AST Goldman
                 Sachs Mid-Cap Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(V)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth
                 and Income Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(W)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and William Blair & Company, LLC for the AST William Blair
                 International Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(X)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS
                 Growth with Income Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(Y)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Global
                 Allocation Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(Z)           Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and American Century Investment Management, Inc. for the AST
                 American Century Strategic Balanced Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(AA)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and T. Rowe Price International, Inc. for the AST T. Rowe Price
                 Global Bond Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(BB)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Federated Investment Counseling for the AST Federated High
                 Yield Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(CC)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture
                 Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(DD)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Bond
                 Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(EE)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Pacific Investment Management Company LLC for the AST PIMCO
                 Total Return Bond Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(FF)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and American Century Investment Management, Inc. for the AST
                 American Century International Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(GG)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM
                 International Equity Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(HH)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS
                 Global Equity Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(II)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Pilgrim Baxter & Associates, Ltd. for the AST PBHG Small-Cap
                 Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(JJ)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap
                 Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(KK)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Federated Investment Counseling for the AST Federated
                 Aggressive Growth Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(LL)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the AST Goldman
                 Sachs Small-Cap Value Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(MM)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and INVESCO Funds Group, Inc. for the AST INVESCO Capital Income
                 Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(NN)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price
                 Asset Allocation Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(OO)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Pacific Investment Management Company LLC for the AST PIMCO
                 Limited Maturity Bond Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(6)(PP)          Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,     *
                 Prudential Investments LLC and Wells Capital Management, Incorporated for the AST Money
                 Market Portfolio
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(7)(A)           Sales Agreement between Registrant and American Skandia Life Assurance Corporation             *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(9)(A)           Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company     *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(9)(B)           Foreign Custody Manager Delegation Amendment                                                   *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(9)(C)           Amended Custodian Agreement between Registrant and Provident National Bank                     *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(9)(D)           Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A.                *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(9)(E)           Amendment to Custodian Services Agreement between Registrant and PFPC Trust Company            *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(9)(F)           Amended Transfer Agency Agreement between Registrant and Provident Financial Processing        *
                 Corporation
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(10)(A)          Form of Rule 12b-1 plan                                                                        *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(11)(A)          Opinion and consent of counsel                                                                 *
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(12)(A)          Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to              Attached
                 Shareholders
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(13)(A)          Amended Administration Agreement between Registrant and Provident Financial Processing         *
                 Corporation
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(13)(B)          Service Agreement between American Skandia Investment Services, Incorporated and Kemper        *
                 Investors Life Insurance Company
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(14)(A)          Consent of independent auditors, KPMG LLP                                                      Attached
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(14)(B)          Consent of independent auditors, Deloitte & Touche LLP                                         Attached
---------------- ---------------------------------------------------------------------------------------------- ---------------
---------------- ---------------------------------------------------------------------------------------------- ---------------
(16)(A)          Powers of Attorney                                                                             *
---------------- ---------------------------------------------------------------------------------------------- ---------------